UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
 (Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code: (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2018 – March 31, 2019

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Unaudited)

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Funds”). The report covers the semi-annual fiscal period ended March 31, 2019.

Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund. Please see the shareholder report for Ultra Short Duration Fund for more information.

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

The Investment Manager is responsible for the management of the Funds’ portfolio of investments. It is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Manager.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
April 30, 2019

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

(Unaudited)

The Strategy Funds may not be suitable for all investors. The investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the holdings and share price to decline. Investors in asset- backed securities, including collateralized loan obligations generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. Please read the prospectus for more detailed information regarding these and other risks.

(Unaudited)

ECONOMIC AND MARKET OVERVIEW
Late 2018 and early 2019 U.S. economic data stoked recession fears, prompting the U.S. Federal Reserve (the “Fed”) to abort its tightening cycle and the 3-month/10-year Treasury yield curve to invert. Housing activity weakened markedly in the second half of 2018, personal spending growth decelerated, job gains moderated, and industrial production growth slowed. However, first-quarter 2019 real gross domestic product (“GDP”) surprised everyone by posting a growth rate of 3.2 percent.  While this number benefited from big contributions from inventories and trade, the decline in interest rates and recovery in risk assets could support U.S. economic growth in the second and third quarters of 2019.

Taking a longer view, the indicators Guggenheim tracks as part of our proprietary recession probability indicator continue to signal that the economy could be heading into a recession in about a year. The unemployment rate has leveled off after years of steady declines, the Fed has moved to a neutral bias on rates, the yield curve has inverted, growth in leading indicators has slowed, gains in total hours worked have slowed, and real retail sales growth has fallen sharply. Taken together, these data points support the view that the next recession may begin as early as the first half of 2020.

Overseas, continued weakness in economic data finally prompted policy action. The European Central Bank (“ECB”) revised expected real GDP growth downward for 2019 and shortly thereafter delivered further accommodation. Rate hikes are now forecast to come later than previously indicated, and the ECB launched a series of targeted long-term refinancing operations consisting of two-year loans. China, another major economy that has shown signs of slowing, showed a mix of softening and signs of stabilization in recent economic activity. So far, Chinese authorities have announced fiscal stimulus through tax cuts and infrastructure spending, and monetary stimulus in the form of a reduction in the reserve requirement ratio.

Foreign governments’ stimulus to their local economies may be good news for U.S. activity. The downward trend in global growth weighed on U.S. activity, as evidenced by some weakness in 2018 U.S. exports and downward revisions to this year’s expected corporate earnings. If policy changes are enough to avoid recession across Western Europe or boost growth in China, the combination of this and lower U.S. rates could be positive for U.S. growth later in the year. However, the U.S., Europe, and China are not yet out of the woods. All three remain key risks to global growth given the lack of a Brexit agreement, significant weakening in German manufacturing activity, and unresolved U.S.-China tariff negotiations. Without a positive catalyst, the trajectory for the U.S. could remain negative, with a major event risk looming in the fall, when the U.S. Treasury Department will exhaust its “extraordinary measures” and force a congressional debate about the debt ceiling, which could prompt fears of a technical default and complicate fiscal year 2020 budget negotiations, where a fiscal spending cliff looms.

For the six months ended March 31, 2019, the Standard & Poor’s 500® (“S&P 500”) Index* returned -1.72%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.64%. The return of the MSCI Emerging Markets Index* was 1.83%.
In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 4.63% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 2.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.17% for the six-month period.

1

(Unaudited)
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

(Unaudited)

*Index Definitions
Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Guggenheim Strategy Fund II
FUND PROFILE (Unaudited)	March 31, 2019

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	29.3%
Corporate Bonds	21.5%
Foreign Government Debt	18.6%
Collateralized Mortgage Obligations	15.8%
Commercial Paper	5.9%
Repurchase Agreements	3.0%
U.S. Government Securities	2.9%
Money Market Fund	1.9%
Senior Floating Rate Interests	0.6%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2019
	6 Month (Non-annualized)	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	0.90%	2.32%	2.09%	2.06%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	1.16%	2.09%	0.71%	0.70%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
State of Israel, 2.25%	2.5%
ALM XII Ltd., 3.67%	2.3%
Kingdom of Spain	2.0%
Telos CLO Ltd., 4.04%	1.9%
Republic of Portugal	1.8%
AIMCO CLO Series, 3.86%	1.6%
Atlas Senior Loan Fund IV Ltd., 3.36%	1.5%
West CLO Ltd., 3.70%	1.5%
Government of Japan	1.2%
MP CLO VIII Ltd., 3.67%	1.2%
Top Ten Total	17.5%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Strategy Fund III
FUND PROFILE (Unaudited)	March 31, 2019

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	29.6%
Foreign Government Debt	20.2%
Collateralized Mortgage Obligations	19.1%
Corporate Bonds	17.9%
Commercial Paper	5.4%
Repurchase Agreements	3.0%
U.S. Government Securities	3.0%
Senior Floating Rate Interests	1.0%
Money Market Fund	0.3%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2019
	6 Month (Non-annualized)	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	0.75%	2.17%	2.36%	2.33%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	1.16%	2.09%	0.71%	0.70%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
State of Israel, 2.25%	2.9%
Kingdom of Spain	2.0%
Republic of Portugal	1.8%
Atlas Senior Loan Fund IV Ltd., 3.36%	1.5%
Telos CLO Ltd., 4.04%	1.3%
Government of Japan	1.2%
Denali Capital CLO XI Ltd., 3.89%	1.1%
West CLO Ltd., 3.70%	1.1%
ALM XII Ltd., 3.67%	1.1%
Ivy Hill Middle Market Credit Fund X Ltd., 4.03%	1.1%
Top Ten Total	15.1%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Variable Insurance Strategy Fund III
FUND PROFILE (Unaudited)	March 31, 2019

(Put table below into bar chart)

Portfolio Breakdown	% of Net Assets
Asset Backed Securities	28.8%
Foreign Government Debt	21.1%
Collateralized Mortgage Obligations	18.2%
Corporate Bonds	18.0%
Commercial Paper	5.8%
Repurchase Agreements	3.0%
U.S. Government Securities	3.0%
Senior Floating Rate Interests	1.2%
Money Market Fund	0.6%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Average Annual Returns*
Periods Ended March 31, 2019
	6 Month†	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	0.73%	2.17%	2.39%	2.35%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	1.16%	2.09%	0.71%	0.70%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
State of Israel, 2.25%	3.0%
U.S. Treasury Inflation Protected Securities, 1.38%	3.0%
Kingdom of Spain	2.0%
Telos CLO Ltd., 4.04%	1.8%
Republic of Portugal	1.7%
Atlas Senior Loan Fund IV Ltd., 3.36%	1.5%
AIMCO CLO Series, 3.86%	1.4%
Seneca Park CLO Limited, 3.89%	1.4%
Government of Japan due 05/27/2019	1.3%
Government of Japan due 05/13/2019	1.2%
Top Ten Total	18.3%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2018 and ending March 31, 2019.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund II	0.06%	0.90%	$1,000.00	$1,009.00	$0.30
Guggenheim Strategy Fund III	0.07%	0.75%	1,000.00	1,007.50	0.35
Guggenheim Variable Insurance Strategy Fund III	0.13%	0.73%	1,000.00	1,007.30	0.65

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund II	0.06%	5.00%	$1,000.00	$1,024.63	$0.30
Guggenheim Strategy Fund III	0.07%	5.00%	1,000.00	1,024.58	0.35
Guggenheim Variable Insurance Strategy Fund III	0.13%	5.00%	1,000.00	1,024.28	0.66

1	Annualized.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period September 30, 2018 to March 31, 2019.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Prime Cash Management Fund — Institutional Shares 2.27%[1]	8,209,045	$8,209,045
Total Money Market Fund
(Cost $8,209,045)		8,209,045

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 29.3%
Collateralized Loan Obligations - 27.2%
ALM XII Ltd.
2018-12A, 3.67% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	10,150,000	10,129,184
Telos CLO Ltd.
2017-6A, 4.04% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	8,300,000	8,319,107
AIMCO CLO Series
2017-AA, 3.86% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[2,3]	6,864,593	6,864,170
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[2,3]	6,776,257	6,752,325
West CLO Ltd.
2017-1A, 3.70% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	6,716,871	6,703,257
MP CLO VIII Ltd.
2018-2A, 3.67% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	5,100,000	5,078,194
Denali Capital CLO XI Ltd.
2018-1A, 3.89% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	5,000,000	5,001,950
Flagship CLO VIII Ltd.
2018-8A, 4.58% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	4,991,193
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 4.03% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/18/30[2,3]	4,950,000	4,876,980
Shackleton VIII CLO Ltd.
2017-8A, 3.70% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	4,800,000	4,778,467

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.3% (continued)
Collateralized Loan Obligations - 27.2% (continued)
ACIS CLO Ltd.
2014-3A, 4.25% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	2,736,511	$2,738,243
2015-6A, 4.33% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	2,000,000	2,001,198
Cent CLO 24 Ltd.
2018-24A, 4.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	4,500,000	4,480,964
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.23% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	4,350,000	4,323,428
Octagon Investment Partners XIX Ltd.
2017-1A, 3.89% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	4,175,423	4,176,969
Venture XII CLO Ltd.
2018-12A, 3.43% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	3,100,000	3,089,951
Mountain Hawk II CLO Ltd.
2018-2A, 4.36% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	3,000,000	3,001,541
SCOF Ltd.
2018-2A, 4.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[2,3]	3,000,000	3,000,247
Avery Point V CLO Ltd.
2017-5A, 4.27% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[2,3]	3,000,000	2,985,684
Golub Capital Partners CLO Ltd.
2018-36A, 4.03% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	3,000,000	2,944,924
Palmer Square Loan Funding Ltd.
2018-4A, 3.58% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	2,932,269	2,921,196

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.3% (continued)
Collateralized Loan Obligations - 27.2% (continued)
Marathon CLO V Ltd.
2017-5A, 4.09% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	$1,596,995
2017-5A, 3.51% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,166,990	1,159,955
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.54% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,650,000	2,635,349
Garrison BSL CLO Ltd.
2018-1A, 3.72% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,550,000	2,540,372
Midocean Credit CLO V
2018-5A, 4.36% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	2,550,000	2,512,925
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 4.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	2,454,615
Ares XXXIII CLO Ltd.
2016-1A, 3.95% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 12/05/25[2,3]	1,800,000	1,800,603
Cent CLO Ltd.
2013-19A, 4.08% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	1,344,286	1,345,790
Oaktree CLO Ltd.
2017-1A, 4.11% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,250,000	1,229,887
Golub Capital BDC CLO LLC
2018-1A, 4.17% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,200,000	1,178,512
VMC Finance LLC
2018-FL1, 3.30% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	1,039,136	1,031,529

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.3% (continued)
Collateralized Loan Obligations - 27.2% (continued)
MidOcean Credit CLO IV
2018-4A, 3.59% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,000,000	$994,832
Venture VII CDO Ltd.
2006-7A, 2.99% (3 Month USD LIBOR + 0.23%, Rate Floor: 0.00%) due 01/20/22[2,3]	100,651	100,650
Total Collateralized Loan Obligations		119,741,186
Transport-Aircraft - 1.1%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,780,305	2,783,992
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	2,036,527	2,063,331
Total Transport-Aircraft		4,847,323
Automotive - 1.0%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	2,950,000	2,940,839
2016-3A, 2.27% due 07/25/20[2]	600,000	598,754
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	800,000	796,247
Total Automotive		4,335,840
Total Asset-Backed Securities
(Cost $129,522,544)		128,924,349
CORPORATE BONDS†† - 21.5%
Financial - 15.1%
Lloyds Bank plc
3.23% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	3,850,000	3,841,756
Citizens Bank North America/Providence RI
3.22% (3 Month USD LIBOR + 0.57%) due 05/26/20[3]	3,830,000	3,833,600
Credit Agricole S.A.
3.57% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	3,800,000	3,830,031
HSBC Holdings plc
3.28% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	3,800,000	3,797,961
Australia & New Zealand Banking Group Ltd.
3.62% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,717,240

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.5% (continued)
Financial - 15.1% (continued)
Goldman Sachs Group, Inc.
3.81% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	2,660,000	$2,687,394
4.42% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	1,024,253
Capital One Financial Corp.
3.20% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,525,000	2,526,060
3.46% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,100,000	1,104,741
Station Place Securitization Trust
3.18% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[2,3]	2,450,000	2,450,000
3.09% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[2,3]	2,400,000	2,400,000
3.18% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[3]	1,000,000	1,000,000
Sumitomo Mitsui Trust Bank Ltd.
3.69% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,740,000	2,750,584
3.07% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	550,000	550,760
Wells Fargo & Co.
3.63% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	3,150,000	3,173,086
Citibank North America
3.10% (3 Month USD LIBOR + 0.50%) due 06/12/20[3]	3,070,000	3,078,041
Bank of America Corp.
3.42% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	2,435,000	2,440,832
Barclays Bank plc
3.22% due 10/31/19†††	2,400,000	2,400,000
AvalonBay Communities, Inc.
3.22% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,350,000	2,332,965
Sumitomo Mitsui Financial Group, Inc.
4.28% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,203,913
UBS Group Funding Switzerland AG
4.58% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,875,000	1,921,176
Santander UK plc
3.25% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,788,796

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.5% (continued)
Financial - 15.1% (continued)
Synchrony Bank
3.23% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	1,550,000	$1,552,263
Assurant, Inc.
3.86% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,400,000	1,396,979
Citigroup, Inc.
3.98% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	762,672
3.54% (3 Month USD LIBOR + 0.93%) due 06/07/19[3]	480,000	480,732
JPMorgan Chase & Co.
3.31% (3 Month USD LIBOR + 0.68%) due 06/01/21[3]	1,200,000	1,203,311
Standard Chartered Bank
3.14% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	1,070,000	1,070,274
Credit Suisse AG NY
3.14% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	1,070,000	1,069,994
UBS AG
3.17% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	1,000,000	1,003,600
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	940,000	938,380
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	680,000	680,392
Mitsubishi UFJ Financial Group, Inc.
4.51% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	617,000	631,904
Sumitomo Mitsui Banking Corp.
3.12% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	250,455
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	249,662
Capital One North America
3.37% (3 Month USD LIBOR + 0.77%) due 09/13/19[3]	200,000	200,390
Total Financial		66,344,197
Consumer, Non-cyclical - 4.0%
Express Scripts Holding Co.
3.38% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,825,000	3,825,160
General Mills, Inc.
3.32% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,643,171
CVS Health Corp.
3.23% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,600,000	1,603,640
3.32% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,503,417

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.5% (continued)
Consumer, Non-cyclical - 4.0% (continued)
Allergan Funding SCS
3.85% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	3,000,000	$3,025,630
Zimmer Biomet Holdings, Inc.
3.38% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	1,993,255
Mondelez International, Inc.
3.00% due 05/07/20	1,200,000	1,202,780
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	470,000	477,450
BAT Capital Corp.
2.30% due 08/14/20	250,000	247,438
Constellation Brands, Inc.
2.25% due 11/06/20	40,000	39,602
Total Consumer, Non-cyclical		17,561,543
Energy - 1.0%
Equities Corp.
3.57% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	2,450,000	2,436,769
Phillips 66
3.25% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,100,026
ONEOK Partners, LP
3.80% due 03/15/20	910,000	915,370
Florida Gas Transmission Co. LLC
5.45% due 07/15/20[2]	80,000	82,482
Total Energy		4,534,647
Industrial - 0.5%
Siemens Financieringsmaatschappij N.V.
3.22% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	2,160,000	2,171,862
Molex Electronic Technologies LLC
2.88% due 04/15/20[2]	100,000	99,829
Total Industrial		2,271,691
Technology - 0.4%
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	1,000,000	994,650
Fidelity National Information Services, Inc.
3.63% due 10/15/20	580,000	586,096
CA, Inc.
5.38% due 12/01/19	30,000	30,410
Total Technology		1,611,156
Utilities - 0.2%
NextEra Energy Capital Holdings, Inc.
3.06% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,100,000	1,099,997

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.5% (continued)
Communications - 0.2%
Deutsche Telekom International Finance BV
2.23% due 01/17/20[2]	350,000	$348,045
Discovery Communications LLC
3.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	300,000	300,279
Juniper Networks, Inc.
3.30% due 06/15/20	220,000	220,855
Total Communications		869,179
Basic Materials - 0.1%
Newmont Mining Corp.
5.13% due 10/01/19	540,000	545,989
Total Corporate Bonds
(Cost $94,786,863)		94,838,399
FOREIGN GOVERNMENT DEBT†† - 18.6%

Government of Japan
due 05/27/19[5]	JPY 597,800,000	5,395,871
due 05/13/19[5]	JPY 534,000,000	4,819,661
due 05/10/19[5]	JPY 389,000,000	3,510,895
due 04/08/19[5]	JPY 262,000,000	2,364,237
due 04/22/19[5]	JPY 200,000,000	1,804,896
due 06/24/19[5]	JPY 145,000,000	1,308,979
due 01/20/20[5]	JPY 131,000,000	1,183,384
due 06/03/19[5]	JPY 89,000,000	803,360
due 05/20/19[5]	JPY 87,000,000	785,253
due 04/10/19[5]	JPY 10,000,000	90,239
State of Israel
2.25% due 05/31/19	ILS 39,200,000	10,837,201
5.00% due 01/31/20	ILS 8,100,000	2,319,632
Kingdom of Spain
due 05/10/19[5]	EUR 7,704,000	8,647,314
due 04/05/19[5]	EUR 2,020,000	2,266,439
Province of Ontario, Canada
due 05/01/19[5]	CAD 3,848,000	2,875,472
due 04/24/19[5]	CAD 3,310,000	2,474,386
due 05/08/19[5]	CAD 2,369,000	1,769,613
due 04/17/19[5]	CAD 1,450,000	1,084,358
Republic of Portugal
due 05/17/19[5]	EUR 6,923,000	7,771,384
Federative Republic of Brazil
due 07/01/19[5]	BRL 13,700,000	3,448,666
due 10/01/19[5]	BRL 10,300,000	2,549,883
Province of Manitoba, Canada
due 04/17/19[5]	CAD 1,850,000	1,383,491
due 04/24/19[5]	CAD 1,825,000	1,364,276
due 05/15/19[5]	CAD 925,000	690,707
Province of New Brunswick, Canada
due 05/02/19[5]	CAD 1,170,000	874,255
due 05/14/19[5]	CAD 800,000	597,404
due 05/16/19[5]	CAD 790,000	589,872
due 05/09/19[5]	CAD 786,000	587,102
due 05/07/19[5]	CAD 656,000	490,053
Province of Newfoundland, Canada
due 04/25/19[5]	CAD 1,200,000	896,762
due 05/16/19[5]	CAD 1,000,000	746,531
due 04/18/19[5]	CAD 500,000	373,830
due 05/02/19[5]	CAD 500,000	373,587
due 05/09/19[5]	CAD 500,000	373,351

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 18.6% (continued)
Province of Quebec, Canada
due 04/18/19[5]	CAD 1,710,000	$1,278,730
due 05/03/19[5]	CAD 1,305,000	975,082
Government of United Kingdom
due 04/23/19[5]	GBP 610,000	794,127
due 04/01/19[5]	GBP 230,000	299,561
due 04/08/19[5]	GBP 225,000	293,011
Kingdom of Denmark
due 06/03/19[5]	DKK 4,520,000	679,940
Total Foreign Government Debt
(Cost $82,000,941)		81,772,795
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8%
Residential Mortgage Backed Securities - 14.3%
New Residential Mortgage Loan Trust
2018-4A, 3.24% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	3,810,875	3,783,821
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	3,109,225	3,118,753
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.70% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	3,378,254	3,336,905
2008-BC4, 3.12% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	3,195,129	3,166,582
2006-NC1, 2.64% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	223,265	221,617
Towd Point Mortgage Trust
2017-5, 3.09% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	2,823,703	2,800,407
2018-2, 3.25% (WAC) due 03/25/58[2,3]	2,279,621	2,273,429
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,730,081	4,698,605
Soundview Home Loan Trust
2006-OPT5, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	3,998,091	3,865,124
CSMC Series
2014-2R, 2.69% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,443,755	1,391,085
2014-7R, 2.64% (WAC) due 10/27/36[2,3]	1,127,598	1,125,149
2014-7R, 2.65% (WAC) due 12/27/37[2,3]	956,126	943,223

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Residential Mortgage Backed Securities - 14.3% (continued)
Home Equity Loan Trust
2007-FRE1, 2.68% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,680,715	$3,434,981
NovaStar Mortgage Funding Trust Series
2007-2, 2.69% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	3,047,514	2,944,022
CIT Mortgage Loan Trust
2007-1, 3.84% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	1,300,754	1,312,372
2007-1, 3.94% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	1,069,863	1,074,753
Countrywide Asset-Backed Certificates
2006-6, 2.66% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	2,386,382	2,352,834
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.92% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	2,100,000	2,098,633
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,6]	1,985,062	1,978,935
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,691,399	1,718,698
Banc of America Funding Trust
2015-R2, 2.75% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,600,000	1,554,336
Encore Credit Receivables Trust
2005-4, 2.93% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	1,506,716	1,504,385

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Residential Mortgage Backed Securities - 14.3% (continued)
Structured Asset Investment Loan Trust
2005-2, 3.22% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	759,094	$757,689
2005-1, 3.21% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	741,050	743,538
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,533,063	1,489,727
Morgan Stanley Home Equity Loan Trust
2006-2, 2.77% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,370,822	1,369,072
Alternative Loan Trust
2007-OA7, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,395,138	1,348,403
GSAMP Trust
2005-HE6, 2.93% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	1,138,618	1,140,503
HarborView Mortgage Loan Trust
2006-14, 2.63% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,168,803	1,125,332
Nationstar Home Equity Loan Trust
2007-B, 2.71% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	1,019,412	1,003,962
FBR Securitization Trust
2005-2, 3.24% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	953,453	951,679
LSTAR Securities Investment Trust
2018-2, 4.00% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	795,868	794,893

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Residential Mortgage Backed Securities - 14.3% (continued)
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.74% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	644,014	$640,717
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	586,765	587,875
First Franklin Mortgage Loan Trust
2006-FF4, 2.87% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[3]	231,964	230,941
Accredited Mortgage Loan Trust
2007-1, 2.62% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	89,494	89,393
Ellington Loan Acquisition Trust
2007-2, 3.44% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 05/25/37[2,3]	75,809	75,730
New Century Home Equity Loan Trust Series
2005-C, 2.74% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	38,001	37,956
Total Residential Mortgage Backed Securities		63,086,059
Commercial Mortgage Backed Securities - 1.5%
Citigroup Commercial Mortgage Trust
2018-C6, 0.64% (WAC) due 11/10/51[3,7]	49,295,263	3,067,112
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.65% (WAC) due 06/15/51[3,7]	40,180,628	1,726,545
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	1,650,000	1,718,945
Total Commercial Mortgage Backed Securities		6,512,602
Total Collateralized Mortgage Obligations
(Cost $69,358,514)		69,598,661

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 2.9%
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[8]	12,768,422	$12,873,994
Total U.S. Government Securities
(Cost $12,788,338)		12,873,994
SENIOR FLOATING RATE INTERESTS††,3 - 0.6%
Financial - 0.3%
iStar, Inc.
5.23% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	1,194,000	1,183,553
Consumer, Cyclical - 0.3%
At Home Holding III Corp.
6.24% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,190,722	1,163,930
Total Senior Floating Rate Interests
(Cost $2,392,562)		2,347,483
COMMERCIAL PAPER†† - 5.9%

Rogers Communications, Inc.
2.73% due 04/22/19[2,9]	4,200,000	4,192,370
Anheuser-Busch InBev Worldwide, Inc.
2.67% due 04/03/19[2,9]	4,000,000	3,999,407
Northrop Grumman Corp.
2.90% due 05/22/19[9]	4,000,000	3,983,260
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[9]	4,000,000	3,962,919
Mondelez International, Inc.
3.05% due 04/08/19[2,9]	3,000,000	2,997,786

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 5.9% (continued)
Entergy Corp.
2.71% due 04/15/19[2,9]	3,000,000	$2,996,838
Schlumberger Holdings Corp.
2.90% due 04/17/19[2,9]	2,000,000	1,997,155
Amcor Finance (USA), Inc.
2.69% due 04/23/19[2,9]	2,000,000	1,996,712
Total Commercial Paper
(Cost $26,124,314)		26,126,447
REPURCHASE AGREEMENTS††,4 - 3.0%
BNP Paribas
issued 03/27/19 at 2.92%	3,000,000	3,000,000
due 05/01/19
issued 02/01/19 at 2.92%	2,624,200	2,624,200
due 05/01/19
RBC Capital Markets
issued 03/15/19 at 2.68% (1 Month USD LIBOR + 0.20%)	4,350,000	4,350,000
due 06/14/19[3]
Barclays Capital, Inc.
issued 03/28/19 at 2.74% (1 Month USD LIBOR + 0.25%)	1,900,000	1,900,000
due 04/29/19[3]
Deutsche Bank
issued 03/04/19 at 3.10%	1,467,000	1,467,000
due 04/30/19
Total Repurchase Agreements
(Cost $13,341,200)		13,341,200
Total Investments - 99.5%
(Cost $438,524,321)		$438,032,373
Other Assets & Liabilities, net - 0.5%		2,055,112
Total Net Assets - 100.0%		$440,087,485

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$78,030,000	$(1,513,160)	$(869,235)	$(643,925)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$ 4,600,000	$ (65,507)	$ (1,154)	$ (64,353)
Goldman Sachs	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	10,600,000	(150,947)	(17,442)	(133,505)
					$15,200,000	$(216,454)	$(18,596)	$(197,858)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$ 869,000	$ (1,606)	$ 222	$ (1,828)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	1,231,000	(1,921)	244	(2,165)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,477,000	(2,850)	221	(3,071)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	950,000	(70,017)	913	(70,930)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	3,550,000	(190,440)	(16,605)	(173,835)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	5,100,000	(196,252)	(757)	(195,495)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	21,900,000	(442,149)	5,092	(447,241)
							$35,077,000	$(905,235)	$(10,670)	$(894,565)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	5,344,000	EUR	05/17/19	$6,134,964	$6,019,042	$115,922
Goldman Sachs International	6,900,000	BRL	07/01/19	1,831,162	1,752,938	78,224
Citibank N.A., New York	26,300,000	BRL	04/01/19	6,796,487	6,723,590	72,897
Citibank N.A., New York	6,800,000	BRL	07/01/19	1,798,252	1,727,533	70,719
Goldman Sachs International	3,967,000	EUR	05/10/19	4,514,518	4,465,315	49,203
JPMorgan Chase Bank, N.A.	2,097,000	EUR	05/10/19	2,402,648	2,360,414	42,234
Bank of America, N.A.	2,020,000	EUR	04/05/19	2,308,256	2,266,929	41,327
Morgan Stanley Capital Services LLC	252,000,000	JPY	04/08/19	2,315,272	2,275,196	40,076
Goldman Sachs International	3,035,000	CAD	05/01/19	2,304,970	2,273,506	31,464
Bank of America, N.A.	1,640,000	EUR	05/10/19	1,872,798	1,846,008	26,790
JPMorgan Chase Bank, N.A..	10,300,000	BRL	10/01/19	2,621,866	2,595,496	26,370
JPMorgan Chase Bank, N.A.	1,670,000	CAD	05/02/19	1,274,582	1,251,023	23,559
Bank of America, N.A.	131,000,000	JPY	01/21/20	1,231,377	1,210,033	21,344
Goldman Sachs International	1,974,000	CAD	05/08/19	1,499,814	1,478,981	20,833
Citibank N.A., New York	1,579,000	EUR	05/17/19	1,797,848	1,778,456	19,392
Goldman Sachs International	1,530,000	CAD	05/16/19	1,164,935	1,146,557	18,378
Bank of America, N.A.	813,000	CAD	05/01/19	622,161	609,015	13,146
Barclays Bank plc	4,520,000	DKK	06/03/19	695,829	683,138	12,691
JPMorgan Chase Bank, N.A.	1,710,000	CAD	04/18/19	1,292,327	1,280,526	11,801
Barclays Bank plc	1,720,000	CAD	04/24/19	1,299,893	1,288,213	11,680
Morgan Stanley Capital Services LLC	520,300,000	JPY	05/28/19	4,727,250	4,716,182	11,068
JPMorgan Chase Bank, N.A.	780,000	CAD	05/03/19	594,668	584,325	10,343
Goldman Sachs International	656,000	CAD	05/07/19	500,479	491,483	8,996
Bank of America, N.A.	1,850,000	CAD	04/17/19	1,394,233	1,385,329	8,904
Goldman Sachs International	525,000	CAD	05/03/19	400,406	393,296	7,110
Barclays Bank plc	800,000	CAD	04/17/19	605,281	599,061	6,220
Bank of America, N.A.	925,000	CAD	05/15/19	699,015	693,162	5,853
JPMorgan Chase Bank, N.A.	540,000	CAD	05/14/19	408,784	404,646	4,138
JPMorgan Chase Bank, N.A.	650,000	CAD	04/17/19	490,635	486,737	3,898
Barclays Bank plc	500,000	CAD	04/18/19	378,195	374,423	3,772
Goldman Sachs International	2,515,000	CAD	04/24/19	1,887,305	1,883,637	3,668
Goldman Sachs International	150,000	GBP	04/01/19	199,003	195,366	3,637
JPMorgan Chase Bank, N.A.	500,000	CAD	05/09/19	378,238	374,625	3,613
Barclays Bank plc	526,000	CAD	05/09/19	397,287	394,105	3,182
JPMorgan Chase Bank, N.A.	260,000	CAD	05/16/19	197,996	194,839	3,157
Morgan Stanley Capital Services LLC	260,000	CAD	05/14/19	197,848	194,830	3,018
Goldman Sachs International	77,500,000	JPY	05/28/19	705,373	702,487	2,886
JPMorgan Chase Bank, N.A.	395,000	CAD	05/08/19	298,484	295,946	2,538
JPMorgan Chase Bank, N.A.	1,200,000	CAD	04/25/19	901,038	898,776	2,262
JPMorgan Chase Bank, N.A.	225,000	GBP	04/08/19	295,275	293,138	2,137
Bank of America, N.A.	260,000	CAD	05/09/19	196,352	194,804	1,548
JPMorgan Chase Bank, N.A.	900,000	CAD	04/24/19	675,494	674,065	1,429
Morgan Stanley Capital Services LLC	80,000	GBP	04/01/19	105,534	104,195	1,339
Goldman Sachs International	10,000,000	JPY	04/08/19	91,470	90,286	1,184
Goldman Sachs International	10,000,000	JPY	04/10/19	91,476	90,302	1,174
Bank of America, N.A.	535,000	GBP	04/23/19	696,816	697,546	(730)
Goldman Sachs International	75,000	GBP	04/23/19	96,965	97,787	(822)
Goldman Sachs International	89,000,000	JPY	06/03/19	803,169	807,075	(3,906)
Goldman Sachs International	87,000,000	JPY	05/20/19	783,980	788,166	(4,186)
JPMorgan Chase Bank, N.A.	43,200,000	MXN	04/11/19	2,216,521	2,222,724	(6,203)
Goldman Sachs International	145,000,000	JPY	06/24/19	1,310,022	1,317,085	(7,063)
JPMorgan Chase Bank, N.A.	389,000,000	JPY	05/10/19	3,510,591	3,521,685	(11,094)
Goldman Sachs International	200,000,000	JPY	04/22/19	1,796,687	1,808,004	(11,317)
Goldman Sachs International	9,100,000	BRL	04/01/19	2,311,933	2,326,414	(14,481)
Morgan Stanley Capital Services LLC	534,000,000	JPY	05/13/19	4,818,560	4,835,391	(16,831)
JPMorgan Chase Bank, N.A.	12,410,000	MXN	05/23/19	605,174	634,145	(28,971)
Goldman Sachs International	8,505,000	ILS	01/31/20	2,345,620	2,399,066	(53,446)
Goldman Sachs International	40,082,000	ILS	05/31/19	10,879,038	11,096,233	(217,195)
						$478,879

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Depreciation
Barclays Bank plc	12,410,000	MXN	05/23/19	$ 634,913	$634,146	$ (767)
Barclays Bank plc	43,200,000	MXN	04/11/19	2,228,757	2,222,724	(6,033)
JPMorgan Chase Bank, N.A.	5,000,000	BRL	04/01/19	1,308,901	1,278,250	(30,651)
Goldman Sachs International	5,000,000	BRL	04/01/19	1,318,774	1,278,249	(40,525)
Citibank N.A., New York	25,400,000	BRL	04/01/19	6,706,838	6,493,508	(213,330)
						$(291,306)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7-day yield as of March 31, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $200,805,165 (cost $201,293,904), or 45.6% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
5	Zero coupon rate security.
6	Security is a step up bond, with a 4.00% coupon rate until July 25, 2021. Future rates range from 7.00% to 8.00% with future step up dates ranging from July 26, 2021 to July 26, 2022.
7	Security is an interest-only strip.
8	Face amount of security is adjusted for inflation.
9	Rate indicated is the effective yield at the time of purchase.

BofA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CDX.NA.IG.31	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$8,209,045	$—	$—	$8,209,045
Asset-Backed Securities	—	128,924,349	—	128,924,349
Corporate Bonds	—	92,438,399	2,400,000	94,838,399
Foreign Government Debt	—	81,772,795	—	81,772,795
Collateralized Mortgage Obligations	—	69,598,661	—	69,598,661
U.S. Government Securities	—	12,873,994	—	12,873,994
Senior Floating Rate Interests	—	2,347,483	—	2,347,483
Commercial Paper	—	26,126,447	—	26,126,447
Repurchase Agreements	—	13,341,200	—	13,341,200
Forward Foreign Currency Exchange Contracts**	—	855,124	—	855,124
Total Assets	$8,209,045	$428,278,452	$2,400,000	$438,887,497

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$841,783	$—	$841,783
Interest Rate Swap Agreements**	—	894,565	—	894,565
Forward Foreign Currency Exchange Contracts**	—	667,551	—	667,551
Total Liabilities	$—	$2,403,899	$—	$2,403,899
** This derivative is reported as unrealized appreciation/depreciation at period end.

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Generally, the amount of collateral due from a counterparty must exceed a minimum transfer amount threshold (e.g. $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Adjustable Rate Mortgages Trust
2.92%			2.69%
05/01/19	$5,624,200	$5,651,623	05/25/47	$13,467,000	$14,196,911

			Fannie Mae Connecticut Avenue Securities
			6.94%
			01/25/29	3,293,000	3,604,189
				$16,760,000	$17,801,100

RBC Capital Markets			TransDigm Inc.
2.68% (1 Month USD LIBOR + 0.20%)			6.50%
06/14/19*	4,350,000	4,350,000	05/15/25	$ 4,580,000	$ 4,649,158

Deutsche Bank			CGGS Commercial Mortgage Trust
3.10%			5.63%
04/30/19	1,467,000	1,474,202	02/15/37	$ 2,100,000	$ 2,093,490

Barclays			Goldman Sachs Group Inc.
2.74% (1 Month USD LIBOR + 0.25%)			5.00%
04/29/19*	1,900,000	1,900,000	Perpetual Maturity	$ 2,040,000	$ 1,884,552

*
Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 2.27%[1]	1,257,588	$1,257,588
Total Money Market Fund
(Cost $1,257,588)		1,257,588

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 29.6%
Collateralized Loan Obligations - 26.9%
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[2,3]	5,624,736	5,604,871
Garrison BSL CLO Ltd.
2018-1A, 4.42% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	3,000,000	2,970,876
2018-1A, 3.72% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,100,000	2,092,071
AIMCO CLO Series
2017-AA, 3.86% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[2,3]	3,957,236	3,956,992
2018-AA, 3.32% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,012,500	1,010,718
Telos CLO Ltd.
2017-6A, 4.04% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	4,800,000	4,811,050
Denali Capital CLO XI Ltd.
2018-1A, 3.89% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	4,250,000	4,251,658
West CLO Ltd.
2017-1A, 3.70% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	4,249,449	4,240,836
ALM XII Ltd.
2018-12A, 3.67% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	4,200,000	4,191,387
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 4.03% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/18/30[2,3]	4,250,000	4,187,306

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 26.9% (continued)
MP CLO VIII Ltd.
2018-2A, 3.67% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	4,200,000	$4,182,042
Flagship CLO VIII Ltd.
2018-8A, 4.58% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	4,110,394
Cent CLO 24 Ltd.
2018-24A, 4.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	4,000,000	3,983,079
Shackleton VIII CLO Ltd.
2017-8A, 3.70% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,200,000	3,185,644
MidOcean Credit CLO IV
2018-4A, 3.59% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	3,000,000	2,984,497
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.23% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	2,842,000	2,824,640
Mountain Hawk II CLO Ltd.
2018-2A, 4.36% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	2,500,000	2,501,284
SCOF Ltd.
2018-2A, 4.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[2,3]	2,500,000	2,500,206
Golub Capital Partners CLO Ltd.
2018-36A, 4.03% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	2,500,000	2,454,104
Octagon Investment Partners XIX Ltd.
2017-1A, 3.89% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	2,393,230	2,394,116
Marathon CLO V Ltd.
2017-5A, 3.51% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,653,236	1,643,269

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 26.9% (continued)
2017-5A, 4.09% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	$679,572
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.54% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,250,000	2,237,560
Figueroa CLO Ltd.
2018-2A, 4.13% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/20/27[2,3]	2,100,000	2,083,460
Flatiron CLO Ltd.
2017-1A, 4.42% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[2,3]	2,000,000	2,001,213
Oaktree CLO Ltd.
2017-1A, 3.63% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	1,998,178
Midocean Credit CLO V
2018-5A, 4.36% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	2,000,000	1,970,922
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 4.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	1,963,692
ACIS CLO Ltd.
2015-6A, 4.33% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,000,000	1,000,599
2014-3A, 4.25% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	951,830	952,432
Crown Point CLO III Ltd.
2017-3A, 3.70% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,000,000	996,056
2017-3A, 4.24% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	850,000	837,649
Venture XII CLO Ltd.
2018-12A, 3.43% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,800,000	1,794,165

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 26.9% (continued)
Steele Creek CLO Ltd.
2018-1RA, 3.41% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[2,3]	1,710,000	$1,707,111
Avery Point V CLO Ltd.
2017-5A, 3.75% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[2,3]	1,553,623	1,551,428
Golub Capital BDC CLO LLC
2018-1A, 4.17% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,400,000	1,374,931
Ares XXXIII CLO Ltd.
2016-1A, 3.95% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 12/05/25[2,3]	1,200,000	1,200,402
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 3.36% (1 Month USD LIBOR + 0.88%, Rate Floor: 0.88%) due 09/15/34[2,3]	1,188,820	1,183,685
NewStar Fairfield Fund CLO Ltd.
2018-2A, 4.03% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	1,000,000	980,883
Jackson Mill CLO Ltd.
2018-1A, 4.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[2,3]	1,000,000	980,238
VMC Finance LLC
2018-FL1, 3.30% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	844,298	838,117
Cent CLO Ltd.
2013-19A, 4.08% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	821,508	822,427
Monroe Capital CLO Ltd.
2017-1A, 4.11% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[2,3]	824,094	821,695
Seneca Park CLO Limited
2017-1A, 3.89% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	797,706	798,271

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 26.9% (continued)
Dryden XXV Senior Loan Fund
2017-25A, 4.14% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	479,956	$472,886
Resource Capital Corporation Ltd.
2017-CRE5, 3.28% (1 Month USD LIBOR + 0.80%) due 07/15/34[2,3]	115,022	114,674
Venture VII CDO Ltd.
2006-7A, 2.99% (3 Month USD LIBOR + 0.23%, Rate Floor: 0.00%) due 01/20/22[2,3]	44,734	44,734
Total Collateralized Loan Obligations		101,488,020
Transport-Aircraft - 1.1%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,316,921	2,319,993
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,794,084	1,817,696
Total Transport-Aircraft		4,137,689
Automotive - 1.0%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	2,550,000	2,542,082
2016-3A, 2.27% due 07/25/20[2]	500,000	498,961
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	750,000	746,481
Total Automotive		3,787,524
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,181,161
Total Asset-Backed Securities
(Cost $112,255,853)		111,594,394
FOREIGN GOVERNMENT DEBT†† - 20.2%
Government of Japan
due 05/27/19[4]	JPY 509,200,000	4,596,148
due 05/13/19[4]	JPY 456,200,000	4,117,470
due 05/10/19[4]	JPY 334,000,000	3,014,496
due 04/08/19[4]	JPY 262,000,000	2,364,237
due 04/22/19[4]	JPY 166,000,000	1,498,064
due 06/24/19[4]	JPY 123,000,000	1,110,375
due 01/20/20[4]	JPY 87,000,000	785,912
due 06/03/19[4]	JPY 78,000,000	704,069
due 05/20/19[4]	JPY 77,000,000	694,994
due 04/10/19[4]	JPY 10,000,000	90,239

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~
FOREIGN GOVERNMENT DEBT†† - 20.2% (continued)
State of Israel
2.25% due 05/31/19	ILS 40,100,000	$11,086,014
5.00% due 01/31/20	ILS 7,100,000	2,033,258
Kingdom of Spain
due 05/10/19[4]	EUR 6,569,000	7,373,339
due 04/05/19[4]	EUR 1,755,000	1,969,109
Province of Ontario, Canada
due 05/01/19[4]	CAD 3,466,000	2,590,017
due 04/24/19[4]	CAD 2,913,000	2,177,609
due 05/08/19[4]	CAD 2,106,000	1,573,155
due 04/17/19[4]	CAD 1,250,000	934,791
Republic of Portugal
due 05/17/19[4]	EUR 5,950,000	6,679,147
Federative Republic of Brazil
due 07/01/19[4]	BRL 10,500,000	2,643,138
due 10/01/19[4]	BRL 9,500,000	2,351,834
Province of New Brunswick, Canada
due 05/09/19[4]	CAD 1,188,000	887,376
due 05/02/19[4]	CAD 1,035,000	773,380
due 05/14/19[4]	CAD 930,000	694,482
due 05/16/19[4]	CAD 790,000	589,872
due 05/07/19[4]	CAD 787,000	587,914
Province of Manitoba, Canada
due 04/17/19[4]	CAD 1,700,000	1,271,316
due 04/24/19[4]	CAD 1,700,000	1,270,833
due 05/15/19[4]	CAD 1,325,000	989,391
Province of Newfoundland, Canada
due 04/25/19[4]	CAD 1,100,000	822,032
due 05/09/19[4]	CAD 1,100,000	821,373
due 05/16/19[4]	CAD 1,000,000	746,531
due 04/18/19[4]	CAD 500,000	373,830
due 05/02/19[4]	CAD 500,000	373,587
Government of United Kingdom
due 04/23/19[4]	GBP 1,615,000	2,102,485
due 04/01/19[4]	GBP 460,000	599,122
due 04/08/19[4]	GBP 230,000	299,522
Province of Quebec, Canada
due 04/18/19[4]	CAD 1,580,000	1,181,517
due 05/03/19[4]	CAD 1,175,000	877,947
Kingdom of Denmark
due 06/03/19[4]	DKK 4,520,000	679,940
Total Foreign Government Debt
(Cost $76,488,147)		76,329,865
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1%
Residential Mortgage Backed Securities - 16.4%
New Residential Mortgage Loan Trust
2018-4A, 3.24% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	3,387,445	3,363,396
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,618,294	2,626,318
2017-5A, 3.99% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[2,3]	1,105,460	1,122,150

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 16.4% (continued)
Towd Point Mortgage Trust
2017-5, 3.09% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	2,375,496	$2,355,897
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,895,921	1,890,772
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,696,765	1,665,542
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.70% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,787,438	2,753,321
2008-BC4, 3.12% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	2,036,894	2,018,696
2006-NC1, 2.64% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	127,580	126,638
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	4,261,213	4,133,024
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,043,457	4,016,550
Soundview Home Loan Trust
2006-OPT5, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,667,289	2,578,582
2006-1, 2.79% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	1,149,273	1,146,272
Home Equity Loan Trust
2007-FRE1, 2.68% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,106,567	2,899,165
CSMC Series
2014-2R, 2.69% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,047,887	1,009,659
2014-7R, 2.64% (WAC) due 10/27/36[2,3]	966,513	964,414
2014-7R, 2.65% (WAC) due 12/27/37[2,3]	887,831	875,850

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 16.4% (continued)
NovaStar Mortgage Funding Trust Series
2007-2, 2.69% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,483,159	$2,398,833
Nationstar Home Equity Loan Trust
2007-B, 2.71% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	2,070,190	2,038,814
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.98% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	2,000,000	1,992,406
HarborView Mortgage Loan Trust
2006-14, 2.63% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,928,525	1,856,798
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.92% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,800,000	1,798,828
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,691,399	1,718,698
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,5]	1,588,050	1,583,148
Countrywide Asset-Backed Certificates
2006-6, 2.66% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	1,448,875	1,428,506
CIT Mortgage Loan Trust
2007-1, 3.84% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	816,431	823,723
2007-1, 3.94% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	564,043	566,622

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 16.4% (continued)
Banc of America Funding Trust
2015-R2, 2.75% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,350,000	$1,311,471
Morgan Stanley Home Equity Loan Trust
2006-2, 2.77% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,151,491	1,150,021
Alternative Loan Trust
2007-OA7, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,162,615	1,123,670
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.43% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	1,000,000	998,121
FBR Securitization Trust
2005-2, 3.24% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	953,453	951,679
Structured Asset Investment Loan Trust
2005-2, 3.22% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	442,805	441,985
2005-1, 3.21% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	419,928	421,338
GSAMP Trust
2005-HE6, 2.93% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	818,382	819,737
Encore Credit Receivables Trust
2005-4, 2.93% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	770,878	769,685
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.74% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	644,014	640,717

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 16.4% (continued)
LSTAR Securities Investment Trust
2018-2, 4.00% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	636,694	$635,914
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	489,254	490,179
Aames Mortgage Investment Trust
2006-1, 2.81% (1 Month USD LIBOR + 0.32%, Rate Cap/Floor: 14.00%/0.16%) due 04/25/36[3]	110,358	110,110
Accredited Mortgage Loan Trust
2007-1, 2.62% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	70,978	70,898
New Century Home Equity Loan Trust Series
2005-C, 2.74% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	47,854	47,796
Ellington Loan Acquisition Trust
2007-2, 3.44% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 05/25/37[2,3]	43,319	43,275
Total Residential Mortgage Backed Securities		61,779,218
Commercial Mortgage Backed Securities - 2.7%
Morgan Stanley Capital I Trust
2018-H3, 0.84% (WAC) due 07/15/51[3,6]	55,816,154	3,300,699
Citigroup Commercial Mortgage Trust
2018-C6, 0.64% (WAC) due 11/10/51[3,6]	43,601,585	2,712,856
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	1,450,000	1,510,588
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.65% (WAC) due 06/15/51[3,6]	33,508,752	1,439,858

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Commercial Mortgage Backed Securities - 2.7% (continued)
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[2,3]	1,171,710	$1,185,098
Total Commercial Mortgage Backed Securities		10,149,099
Total Collateralized Mortgage Obligations
(Cost $71,764,974)		71,928,317
CORPORATE BONDS†† - 17.9%
Financial - 11.4%
Station Place Securitization Trust
3.18% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[3]	3,000,000	3,000,000
3.09% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[2,3]	1,000,000	1,000,000
3.18% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[2,3]	950,000	950,000
Citigroup, Inc.
3.98% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,049,044
3.54% (3 Month USD LIBOR + 0.93%) due 06/07/19[3]	1,040,000	1,041,586
Goldman Sachs Group, Inc.
3.81% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,450,000	1,464,933
4.42% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,280,317
3.34% (3 Month USD LIBOR + 0.73%) due 12/27/20[3]	300,000	300,620
Wells Fargo & Co.
3.63% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,750,000	2,770,154
Capital One Financial Corp.
3.20% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,550,000	1,550,651
3.46% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,050,000	1,054,526
Mizuho Financial Group, Inc.
3.75% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,578,844
Sumitomo Mitsui Financial Group, Inc.
4.28% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,378,723
3.90% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	1,011,967
Australia & New Zealand Banking Group Ltd.
3.62% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,377,011
UBS Group Funding Switzerland AG
4.58% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	2,250,000	2,305,411

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.9% (continued)
Financial - 11.4% (continued)
Barclays Bank plc
3.22% due 10/31/19†††	2,100,000	$2,100,000
UBS AG
3.17% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	940,000	943,384
3.11% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	250,244
Assurant, Inc.
3.86% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,150,000	1,147,518
Morgan Stanley
3.25% (3 Month USD LIBOR + 0.55%) due 02/10/21[3]	1,125,000	1,126,089
CNA Financial Corp.
5.88% due 08/15/20	920,000	956,683
Lloyds Bank Corporate Markets plc NY
3.10% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	950,000	951,784
Credit Suisse AG NY
3.14% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	950,000	949,994
Standard Chartered Bank
3.14% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	940,000	940,240
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	900,000	912,130
Synchrony Financial
3.97% (3 Month USD LIBOR + 1.23%) due 02/03/20[3]	900,000	904,396
Bank of America Corp.
3.42% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	900,000	902,156
Mitsubishi UFJ Financial Group, Inc.
4.51% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	823,000	842,881
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	810,000	808,604
Sumitomo Mitsui Banking Corp.
3.12% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	700,000	701,275
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	600,000	600,346
American International Group, Inc.
6.40% due 12/15/20	550,000	581,622

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.9% (continued)
Financial - 11.4% (continued)
Synchrony Bank
3.23% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	400,000	$400,584
Santander UK plc
3.04% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	400,000	399,484
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	249,662
Nomura Holdings, Inc.
6.70% due 03/04/20	70,000	72,395
Total Financial		42,855,258
Consumer, Non-cyclical - 4.0%
Express Scripts Holding Co.
3.38% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,145,000	3,145,131
General Mills, Inc.
3.32% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	2,994,387
CVS Health Corp.
3.23% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,300,000	1,302,957
3.32% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,202,734
Zimmer Biomet Holdings, Inc.
3.38% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	1,644,436
2.70% due 04/01/20	825,000	822,975
Allergan Funding SCS
3.85% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	1,706,000	1,720,575
Mondelez International, Inc.
3.00% due 05/07/20	1,050,000	1,052,433
Molson Coors Brewing Co.
2.25% due 03/15/20	700,000	695,520
BAT Capital Corp.
2.30% due 08/14/20	225,000	222,694
Quest Diagnostics, Inc.
2.50% due 03/30/20	110,000	109,636
Total Consumer, Non-cyclical		14,913,478
Energy - 0.9%
Phillips 66
3.25% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,850,043
Equities Corp.
3.57% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	1,600,000	1,591,360
Total Energy		3,441,403
Industrial - 0.5%
Siemens Financieringsmaatschappij N.V.
3.22% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,900,000	1,910,434

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.9% (continued)
Industrial - 0.5% (continued)
GATX Corp.
2.60% due 03/30/20	60,000	$59,813
Total Industrial		1,970,247
Communications - 0.4%
Discovery Communications LLC
3.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	1,500,000	1,501,396
Telefonica Emisiones SAU
5.13% due 04/27/20	150,000	153,466
Total Communications		1,654,862
Technology - 0.4%
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	900,000	895,185
CA, Inc.
5.38% due 12/01/19	370,000	375,057
Fiserv, Inc.
2.70% due 06/01/20	70,000	69,919
Total Technology		1,340,161
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
3.06% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	940,000	939,997
Southern Co.
3.10% due 09/30/20	200,000	200,168
Total Utilities		1,140,165
Total Corporate Bonds
(Cost $67,277,776)		67,315,574
U.S. GOVERNMENT SECURITIES†† - 3.0%
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[7]	11,243,660	11,336,626
Total U.S. Government Securities
(Cost $11,261,197)		11,336,626
SENIOR FLOATING RATE INTERESTS††,3 - 1.0%
Industrial - 0.3%
Fly Leasing Ltd.
4.70% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	1,116,100	1,098,521
Communications - 0.3%
Sprint Communications, Inc.
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	1,127,000	1,096,008
Consumer, Cyclical - 0.3%
At Home Holding III Corp.
6.24% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,041,881	1,018,439

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.0% (continued)
Technology - 0.1%
First Data Corp.
4.49% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	540,123	$538,427
Total Senior Floating Rate Interests
(Cost $3,824,848)		3,751,395
COMMERCIAL PAPER†† - 5.4%
Rogers Communications, Inc.
2.72% due 04/22/19[2,8]	3,700,000	3,693,278
Nextera Energy Capital Holdings Inc.
2.85% due 04/03/19[2,8]	3,600,000	3,598,678
Northrop Grumman Corp.
2.90% due 05/22/19[8]	3,450,000	3,435,562
Mondelez International, Inc.
3.05% due 04/08/19[2,8]	3,000,000	2,997,786
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[8]	3,000,000	2,972,189
Amcor Finance (USA), Inc.
2.69% due 04/23/19[2,8]	2,000,000	1,996,712

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 5.4% (continued)
Entergy Corp.
2.71% due 04/15/19[2,8]	1,500,000	$1,498,419
Total Commercial Paper
(Cost $20,191,830)		20,192,624
REPURCHASE AGREEMENTS††,9 - 3.0%
BNP Paribas
issued 03/27/19 at 2.92%	2,510,000	2,510,000
due 05/01/19
issued 02/01/19 at 2.92%	2,288,200	2,288,200
due 05/01/19
RBC Capital Markets
issued 03/15/19 at 2.68% (1 Month USD LIBOR + 0.20%)	3,750,000	3,750,000
due 06/14/19[3]
Barclays Capital, Inc.
issued 03/28/19 at 2.74% (1 Month USD LIBOR + 0.25%)	1,600,000	1,600,000
due 04/29/19[3]
Deutsche Bank
issued 03/04/19 at 3.10%	1,333,000	1,333,000
due 04/30/19
Total Repurchase Agreements
(Cost $11,481,200)		11,481,200
Total Investments - 99.5%
(Cost $375,803,413)		$375,187,583
Other Assets & Liabilities, net - 0.5%		1,768,821
Total Net Assets - 100.0%		$376,956,404

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$69,000,000	$(1,338,051)	$(768,593)	$(569,458)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$4,070,000	$(57,957)	$(1,011)	$(56,946)
Goldman Sachs International	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	9,370,000	(133,433)	(15,403)	(118,030)
						$(191,390)	$(16,414)	$(174,976)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	$818,000	$ (1,276)	$244	$ (1,520)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	782,000	(1,445)	222	(1,667)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,274,000	(2,459)	220	(2,679)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	800,000	(58,962)	814	(59,776)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	6,450,000	(248,201)	(967)	(247,234)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	5,000,000	(268,225)	(14,628)	(253,597)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	22,800,000	(460,319)	3,979	(464,298)
								$(1,040,887)	$(10,116)	$(1,030,771)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	4,638,000	EUR	05/17/19	$5,325,779	$5,223,862	$101,917
Citibank N.A., New York	23,655,000	BRL	04/01/19	6,112,169	6,047,398	64,771
Goldman Sachs International	5,300,000	BRL	07/01/19	1,406,544	1,346,459	60,085
Citibank N.A., New York	5,200,000	BRL	07/01/19	1,375,134	1,321,054	54,080
Goldman Sachs International	3,339,000	EUR	05/10/19	3,799,937	3,758,427	41,510
JPMorgan Chase Bank, N.A.	1,920,000	EUR	05/10/19	2,199,838	2,161,181	38,657
Morgan Stanley Capital Services LLC	241,000,000	JPY	04/08/19	2,214,209	2,175,882	38,327
Bank of America, N.A.	1,755,000	EUR	04/05/19	2,005,440	1,969,535	35,905
Goldman Sachs International	2,771,000	CAD	05/01/19	2,104,472	2,075,745	28,727
JPMorgan Chase Bank, N.A.	9,500,000	BRL	10/01/19	2,418,226	2,393,904	24,322
JPMorgan Chase Bank, N.A.	1,535,000	CAD	05/02/19	1,171,473	1,149,892	21,581
Bank of America, N.A.	1,310,000	EUR	05/10/19	1,495,954	1,474,555	21,399
Goldman Sachs International	1,530,000	CAD	05/16/19	1,164,873	1,146,556	18,317
Goldman Sachs International	1,711,000	CAD	05/08/19	1,299,991	1,281,933	18,058
Citibank N.A., New York	1,312,000	EUR	05/17/19	1,493,513	1,477,729	15,784
Bank of America, N.A.	87,000,000	JPY	01/21/20	817,784	803,609	14,175
Barclays Bank plc	4,520,000	DKK	06/03/19	695,829	683,138	12,691
Bank of America, N.A.	695,000	CAD	05/01/19	531,860	520,622	11,238
JPMorgan Chase Bank, N.A.	1,580,000	CAD	04/18/19	1,194,079	1,183,175	10,904
Goldman Sachs International	787,000	CAD	05/07/19	600,422	589,629	10,793
Barclays Bank plc	1,455,000	CAD	04/24/19	1,099,622	1,089,738	9,884
Morgan Stanley Capital Services LLC	442,800,000	JPY	05/28/19	4,023,114	4,013,694	9,420
JPMorgan Chase Bank, N.A.	650,000	CAD	05/03/19	495,556	486,937	8,619
Bank of America, N.A.	1,325,000	CAD	05/15/19	1,001,292	992,908	8,384
JPMorgan Chase Bank, N.A.	1,100,000	CAD	05/09/19	832,125	824,175	7,950
Bank of America, N.A.	1,650,000	CAD	04/17/19	1,243,503	1,235,562	7,941
Goldman Sachs International	310,000	GBP	04/01/19	411,273	403,756	7,517
Goldman Sachs International	525,000	CAD	05/03/19	400,406	393,296	7,110
JPMorgan Chase Bank, N.A.	670,000	CAD	05/14/19	507,196	502,062	5,134
Barclays Bank plc	650,000	CAD	04/17/19	491,791	486,737	5,054
Barclays Bank plc	658,000	CAD	05/09/19	496,987	493,006	3,981
JPMorgan Chase Bank, N.A.	650,000	CAD	04/17/19	490,635	486,737	3,898
Barclays Bank plc	500,000	CAD	04/18/19	378,195	374,423	3,772
Goldman Sachs International	2,258,000	CAD	04/24/19	1,694,437	1,691,154	3,283
JPMorgan Chase Bank, N.A.	260,000	CAD	05/16/19	197,997	194,840	3,157
Bank of America, N.A.	530,000	CAD	05/09/19	400,256	397,102	3,154
Morgan Stanley Capital Services LLC	260,000	CAD	05/14/19	197,848	194,830	3,018
JPMorgan Chase Bank, N.A.	395,000	CAD	05/08/19	298,484	295,946	2,538
Morgan Stanley Capital Services LLC	150,000	GBP	04/01/19	197,877	195,366	2,511
Goldman Sachs International	21,000,000	JPY	04/08/19	192,087	189,600	2,487
Goldman Sachs International	66,400,000	JPY	05/28/19	604,345	601,873	2,472
JPMorgan Chase Bank, N.A.	230,000	GBP	04/08/19	301,836	299,652	2,184
JPMorgan Chase Bank, N.A.	1,100,000	CAD	04/25/19	825,951	823,878	2,073
JPMorgan Chase Bank, N.A.	900,000	CAD	04/24/19	675,494	674,065	1,429
Goldman Sachs International	10,000,000	JPY	04/10/19	91,476	90,302	1,174
Bank of America, N.A.	1,385,000	GBP	04/23/19	1,803,908	1,805,798	(1,890)
Goldman Sachs International	230,000	GBP	04/23/19	297,359	299,880	(2,521)
Goldman Sachs International	78,000,000	JPY	06/03/19	703,901	707,325	(3,424)
Goldman Sachs International	77,000,000	JPY	05/20/19	693,868	697,573	(3,705)
JPMorgan Chase Bank, N.A.	36,800,000	MXN	04/11/19	1,888,148	1,893,432	(5,284)
Goldman Sachs International	123,000,000	JPY	06/24/19	1,111,260	1,117,251	(5,991)
Goldman Sachs International	166,000,000	JPY	04/22/19	1,491,251	1,500,644	(9,393)
JPMorgan Chase Bank, N.A.	334,000,000	JPY	05/10/19	3,014,235	3,023,761	(9,526)
Goldman Sachs International	8,300,000	BRL	04/01/19	2,108,686	2,121,894	(13,208)
Morgan Stanley Capital Services LLC	456,200,000	JPY	05/13/19	4,116,529	4,130,908	(14,379)
JPMorgan Chase Bank, N.A.	10,340,000	MXN	05/23/19	504,230	528,369	(24,139)
Goldman Sachs International	7,455,000	ILS	01/31/20	2,056,024	2,102,885	(46,861)
Goldman Sachs International	41,002,250	ILS	05/31/19	11,128,678	11,350,994	(222,316)
						$ 398,748

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Depreciation
Barclays Bank plc	10,340,000	MXN	05/23/19	$ 529,008	$528,369	$ (639)
Barclays Bank plc	36,800,000	MXN	04/11/19	1,898,571	1,893,432	(5,139)
JPMorgan Chase Bank, N.A.	5,000,000	BRL	04/01/19	1,308,900	1,278,249	(30,651)
Goldman Sachs International	5,000,000	BRL	04/01/19	1,318,774	1,278,249	(40,525)
Citibank N.A., New York	21,955,000	BRL	04/01/19	5,796,419	5,612,793	(183,626)
						$(260,580)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7-day yield as of March 31, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $165,896,699 (cost $166,517,859), or 44.0% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Zero coupon rate security.
5	Security is a step up bond, with a 4.00% coupon rate until July 25, 2021. Future rates range from 7.00% to 8.00% with future step up dates ranging from July 26, 2021 to July 26, 2022.
6	Security is an interest-only strip.
7	Face amount of security is adjusted for inflation.
8	Rate indicated is the effective yield at the time of purchase.
9	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CDX.NA.IG.31	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
ILS	Israeli New Shekel

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,257,588	$—	$—	$1,257,588
Asset-Backed Securities	—	111,594,394	—	111,594,394
Foreign Government Debt	—	76,329,865	—	76,329,865
Collateralized Mortgage Obligations	—	71,928,317	—	71,928,317
Corporate Bonds	—	65,215,574	2,100,000	67,315,574
U.S. Government Securities	—	11,336,626	—	11,336,626
Senior Floating Rate Interests	—	3,751,395	—	3,751,395
Commercial Paper	—	20,192,624	—	20,192,624
Repurchase Agreements	—	11,481,200	—	11,481,200
Forward Foreign Currency Exchange Contracts**	—	761,385	—	761,385
Total Assets	$1,257,588	$372,591,380	$2,100,000	$375,948,968

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$744,434	$—	$744,434
Interest Rate Swap Agreements**	—	1,030,771	—	1,030,771
Forward Foreign Currency Exchange Contracts**	—	623,217	—	623,217
Total Liabilities	$—	$2,398,422	$—	$2,398,422

** This derivative is reported as unrealized appreciation/depreciation at period end.

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Adjustable Rate Mortgages Trust
2.92%			2.69%
05/01/19	$4,798,200	$4,821,811	05/25/47	$11,742,700	$12,379,154

			Fannie Mae Connecticut Avenue Securities
			6.94%
			01/25/29	2,755,000	3,015,348
				$14,497,700	$15,394,502

RBC Capital Markets			TransDigm Inc.
2.68% (1 Month USD LIBOR + 0.20%)			6.50%
06/14/19*	3,750,000	3,750,000	05/15/25	$ 3,950,000	$ 4,009,645

Deutsche Bank			DBWF Mortgage Trust
3.10%			5.50%
04/30/19	1,333,000	1,339,544	11/19/35	$ 1,900,000	$ 1,906,840

Barclays			AGFC Capital Trust I
2.74% (1 Month USD LIBOR + 0.25%)			4.54%
04/29/19*	1,600,000	1,600,000	01/15/67	$ 3,037,000	$ 1,518,500

			Goldman Sachs Group Inc.
			5.00%
			Perpetual Maturity	153,000	141,341
				$ 3,190,000	$ 1,659,841

*
Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Institutional Shares 2.27%[1]	962,538	$962,538
Total Money Market Fund
(Cost $962,538)		962,538

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8%
Collateralized Loan Obligations - 26.4%
AIMCO CLO Series
2017-AA, 3.86% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[2,3]	2,180,518	2,180,384
2018-AA, 3.32% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,125,000	1,123,020
Telos CLO Ltd.
2017-6A, 4.04% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	2,700,000	2,706,215
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[2,3]	2,347,331	2,339,041
Seneca Park CLO Limited
2017-1A, 3.89% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	2,074,037	2,075,505
Garrison BSL CLO Ltd.
2018-1A, 4.42% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	990,292
2018-1A, 3.72% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	900,000	896,602
Flagship CLO VIII Ltd.
2018-8A, 4.58% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,761,598
Denali Capital CLO XI Ltd.
2018-1A, 3.89% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,750,000	1,750,683
Venture XII CLO Ltd.
2018-12A, 3.43% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,750,000	1,744,327

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 26.4% (continued)
MP CLO VIII Ltd.
2018-2A, 3.67% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	1,750,000	$1,742,518
KVK CLO 2013-1 Ltd.
2017-1A, 4.25% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,726,376
ALM XII Ltd.
2018-12A, 3.67% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	1,700,000	1,696,514
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 4.03% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/18/30[2,3]	1,700,000	1,674,922
Cent CLO 24 Ltd.
2018-24A, 4.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	1,500,000	1,493,655
Octagon Investment Partners XIX Ltd.
2017-1A, 3.89% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	1,374,834	1,375,343
Crown Point CLO III Ltd.
2017-3A, 4.24% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,100,000	1,084,016
ACIS CLO Ltd.
2015-6A, 4.33% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,000,000	1,000,599
Mountain Hawk II CLO Ltd.
2018-2A, 4.36% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	1,000,000	1,000,513
SCOF Ltd.
2018-2A, 4.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[2,3]	1,000,000	1,000,082
MidOcean Credit CLO IV
2018-4A, 3.59% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,000,000	994,832

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 26.4% (continued)
Midocean Credit CLO V
2018-5A, 4.36% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	1,000,000	$985,461
Golub Capital BDC CLO LLC
2018-1A, 4.17% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,000,000	982,093
Golub Capital Partners CLO Ltd.
2018-36A, 4.03% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	981,641
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.54% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	900,000	895,024
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 4.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	834,569
West CLO Ltd.
2017-1A, 3.70% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	822,474	820,807
Cent CLO Ltd.
2013-19A, 4.08% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	746,825	747,661
VMC Finance LLC
2018-FL1, 3.30% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	649,460	644,705
Marathon CLO V Ltd.
2017-5A, 3.51% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	486,246	483,315
Dryden XXV Senior Loan Fund
2017-25A, 4.14% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	151,082

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 26.4% (continued)
Venture VII CDO Ltd.
2006-7A, 2.99% (3 Month USD LIBOR + 0.23%, Rate Floor: 0.00%) due 01/20/22[2,3]	44,734	$44,734
Total Collateralized Loan Obligations		39,928,129
Automotive - 1.0%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	1,050,000	1,046,739
2016-3A, 2.27% due 07/25/20[2]	200,000	199,585
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	250,000	248,827
Total Automotive		1,495,151
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,211,756
Transport-Aircraft - 0.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	926,768	927,998
Total Asset-Backed Securities
(Cost $43,827,881)		43,563,034
FOREIGN GOVERNMENT DEBT†† - 21.1%
Government of Japan
due 05/27/19[4]	JPY 221,300,000	1,997,501
due 05/13/19[4]	JPY 200,000,000	1,805,116
due 05/10/19[4]	JPY 145,000,000	1,308,688
due 04/22/19[4]	JPY 77,000,000	694,885
due 01/20/20[4]	JPY 76,000,000	686,544
due 06/24/19[4]	JPY 56,000,000	505,537
due 05/20/19[4]	JPY 34,000,000	306,881
due 06/03/19[4]	JPY 33,000,000	297,875
State of Israel
2.25% due 05/31/19	ILS 16,300,000	4,506,285
5.00% due 01/31/20	ILS 2,700,000	773,211
Kingdom of Spain
due 05/10/19[4]	EUR 2,699,000	3,029,478
due 04/05/19[4]	EUR 700,000	785,400
Province of Ontario, Canada
due 05/01/19[4]	CAD 1,344,000	1,004,323
due 04/24/19[4]	CAD 1,192,000	891,078
due 05/08/19[4]	CAD 788,000	588,626
due 04/17/19[4]	CAD 500,000	373,916
Republic of Portugal
due 05/17/19[4]	EUR 2,269,000	2,547,056
Federative Republic of Brazil
due 07/01/19	BRL 4,900,000	1,233,464
due 10/01/19	BRL 3,500,000	866,465

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 21.1% (continued)
Czech Republic
5.00% due 04/11/19	CZK 35,000,000	$1,522,738
Province of Manitoba, Canada
due 04/24/19[4]	CAD 675,000	504,595
due 04/17/19[4]	CAD 625,000	467,396
due 05/15/19[4]	CAD 525,000	392,023
Province of Newfoundland, Canada
due 04/25/19[4]	CAD 400,000	298,921
due 05/09/19[4]	CAD 400,000	298,681
due 04/18/19[4]	CAD 300,000	224,298
due 05/02/19[4]	CAD 300,000	224,152
due 05/16/19[4]	CAD 300,000	223,959
Province of New Brunswick, Canada
due 05/09/19[4]	CAD 523,000	390,655
due 05/14/19[4]	CAD 390,000	291,235
due 05/16/19[4]	CAD 390,000	291,202
due 05/02/19[4]	CAD 385,000	287,682
Government of United Kingdom
due 04/23/19[4]	GBP 610,000	794,128
due 04/01/19[4]	GBP 160,000	208,390
due 04/08/19[4]	GBP 75,000	97,670
Province of Quebec, Canada
due 04/18/19[4]	CAD 660,000	493,545
due 05/03/19[4]	CAD 517,000	386,297
Kingdom of Denmark
due 06/03/19[4]	DKK 1,970,000	296,346
Total Foreign Government Debt
(Cost $31,975,963)		31,896,242
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2%
Residential Mortgage Backed Securities - 17.7%
CSMC Series
2014-7R, 2.64% (WAC) due 10/27/36[2,3]	934,296	932,267
2014-7R, 2.65% (WAC) due 12/27/37[2,3]	887,831	875,850
2014-2R, 2.69% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	884,882	852,601
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	2,479,046	2,402,579
New Residential Mortgage Loan Trust
2018-4A, 3.24% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	1,270,292	1,261,274
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,063,682	1,066,942

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.70% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	1,166,482	$1,152,205
2008-BC4, 3.12% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	998,478	989,557
2006-NC1, 2.64% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	127,580	126,638
Soundview Home Loan Trust
2006-OPT5, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,217,057	1,176,581
2006-1, 2.79% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	786,345	784,292
Towd Point Mortgage Trust
2017-5, 3.09% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	986,055	977,920
2018-2, 3.25% (WAC) due 03/25/58[2,3]	789,967	787,822
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	1,602,124	1,591,463
Home Equity Loan Trust
2007-FRE1, 2.68% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	1,279,278	1,193,870
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.92% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,000,000	999,349
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.98% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	1,000,000	996,203

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
FBR Securitization Trust
2005-2, 3.24% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	953,453	$951,679
NovaStar Mortgage Funding Trust Series
2007-2, 2.69% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	970,690	937,726
HarborView Mortgage Loan Trust
2006-14, 2.63% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	964,262	928,399
Countrywide Asset-Backed Certificates
2006-6, 2.66% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	937,507	924,328
Structured Asset Investment Loan Trust
2005-2, 3.22% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	442,805	441,985
2005-1, 3.21% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	395,227	396,554
CIT Mortgage Loan Trust
2007-1, 3.84% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	622,702	628,263
2007-1, 3.94% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	181,949	182,781
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,5]	794,025	791,574
GSAMP Trust
2005-HE6, 2.93% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	782,800	784,096

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
Encore Credit Receivables Trust
2005-4, 2.93% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	770,878	$769,685
LSTAR Securities Investment Trust
2018-2, 4.00% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	530,578	529,928
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	195,871	196,241
New Century Home Equity Loan Trust Series
2005-C, 2.74% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	39,409	39,361
Accredited Mortgage Loan Trust
2007-1, 2.62% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	37,032	36,991
Ellington Loan Acquisition Trust
2007-2, 3.44% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 05/25/37[2,3]	24,613	24,588
Total Residential Mortgage Backed Securities		26,731,592
Commercial Mortgage Backed Securities - 0.5%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	600,000	625,071
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[2,3]	200,000	202,285
Total Commercial Mortgage Backed Securities		827,356
Total Collateralized Mortgage Obligations
(Cost $27,495,512)		27,558,948

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.0%
Financial - 11.4%
UBS AG
3.11% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	$1,101,074
3.17% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	370,000	371,332
Station Place Securitization Trust
3.09% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[2,3]	1,300,000	1,300,000
3.18% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[2,3]	700,000	700,000
Bank of America Corp.
3.42% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	1,295,000	1,298,101
Capital One Financial Corp.
3.20% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,060,000	1,060,445
3.46% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	150,000	150,647
Goldman Sachs Group, Inc.
4.42% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	819,403
3.81% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	300,000	303,090
Sumitomo Mitsui Financial Group, Inc.
3.90% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,113,164
Australia & New Zealand Banking Group Ltd.
3.62% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,112,643
Wells Fargo & Co.
3.63% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	1,100,000	1,108,062
Barclays Bank plc
3.22% due 10/31/19†††	850,000	850,000
Mizuho Financial Group, Inc.
3.75% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	657,352
Citigroup, Inc.
3.54% (3 Month USD LIBOR + 0.93%) due 06/07/19[3]	420,000	420,640
3.98% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	203,379
Synchrony Bank
3.23% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	550,000	550,803
Assurant, Inc.
3.86% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	500,000	498,921

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Financial - 11.4% (continued)
Lloyds Bank Corporate Markets plc NY
3.10% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	380,000	$380,714
Standard Chartered Bank
3.14% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	380,000	380,097
Credit Suisse AG NY
3.14% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	380,000	379,998
CNA Financial Corp.
5.88% due 08/15/20	360,000	374,354
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	330,000	329,431
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	300,000	304,043
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	300,000	300,173
Mitsubishi UFJ Financial Group, Inc.
4.51% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	252,967
Sumitomo Mitsui Banking Corp.
3.12% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	250,455
American International Group, Inc.
6.40% due 12/15/20	220,000	232,649
Morgan Stanley
5.50% due 07/24/20	200,000	206,811
Santander UK plc
3.04% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	200,000	199,742
Nomura Holdings, Inc.
6.70% due 03/04/20	30,000	31,027
Total Financial		17,241,517
Consumer, Non-cyclical - 4.2%
Cigna Corp.
3.26% (3 Month USD LIBOR + 0.65%) due 09/17/21[2,3]	1,300,000	1,299,056
General Mills, Inc.
3.32% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,247,661
CVS Health Corp.
3.23% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	550,000	551,251
3.32% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	501,139
Zimmer Biomet Holdings, Inc.
3.38% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	697,639
2.70% due 04/01/20	300,000	299,264

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Consumer, Non-cyclical - 4.2% (continued)
Allergan Funding SCS
3.85% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	750,000	$756,407
Mondelez International, Inc.
3.00% due 05/07/20	420,000	420,973
Molson Coors Brewing Co.
2.25% due 03/15/20	250,000	248,400
Reynolds American, Inc.
6.88% due 05/01/20	165,000	171,695
BAT Capital Corp.
2.30% due 08/14/20	135,000	133,617
Quest Diagnostics, Inc.
2.50% due 03/30/20	40,000	39,868
Total Consumer, Non-cyclical		6,366,970
Energy - 1.0%
Phillips 66
3.25% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	800,019
Equities Corp.
3.57% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	750,000	745,950
Total Energy		1,545,969
Industrial - 0.7%
Siemens Financieringsmaatschappij N.V.
3.22% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	760,000	764,174
Ryder System, Inc.
2.50% due 05/11/20	180,000	179,461
GATX Corp.
2.60% due 03/30/20	25,000	24,922
Total Industrial		968,557
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
3.06% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	380,000	379,999
Southern Co.
3.10% due 09/30/20	70,000	70,059
Total Utilities		450,058
Technology - 0.3%
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	300,000	298,395
CA, Inc.
5.38% due 12/01/19	120,000	121,640
Fiserv, Inc.
2.70% due 06/01/20	20,000	19,977
Total Technology		440,012
Communications - 0.1%
Discovery Communications LLC
3.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	100,000	100,093

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Communications - 0.1% (continued)
Telefonica Emisiones SAU
5.13% due 04/27/20	50,000	$51,155
Total Communications		151,248
Total Corporate Bonds
(Cost $27,155,681)		27,164,331
U.S. GOVERNMENT SECURITIES†† - 3.0%
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[7]	4,527,727	4,565,163
Total U.S. Government Securities
(Cost $4,534,799)		4,565,163
SENIOR FLOATING RATE INTERESTS†† - 1.2%
Industrial - 0.4%
Fly Leasing Ltd.
4.70% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	561,768	552,920
Technology - 0.3%
First Data Corp.
4.49% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	421,671	420,347
Communications - 0.3%
Sprint Communications, Inc.
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	418,117	406,618
Consumer, Cyclical - 0.2%
At Home Holding III Corp.
6.24% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	396,907	387,977
Total Senior Floating Rate Interests
(Cost $1,797,194)		1,767,862
COMMERCIAL PAPER†† - 5.8%
Entergy Corp.
2.71% due 04/15/19[2,8]	1,500,000	1,498,419
Rogers Communications, Inc.
2.70% due 04/16/19[2,8]	1,500,000	1,498,281
E.I. du Pont de Nemours & Co.
2.72% due 04/23/19[2,8]	1,500,000	1,497,507
Northrop Grumman Corp.
2.90% due 05/22/19[8]	1,500,000	1,493,722
Amcor Finance (USA), Inc.
2.69% due 04/23/19[2,8]	1,000,000	998,356
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[8]	1,000,000	990,730
Fidelity National Information Services, Inc.
2.73% due 04/04/19[2,8]	800,000	799,818
Total Commercial Paper
(Cost $8,775,952)		8,776,833
REPURCHASE AGREEMENTS††,6 - 3.0%
BNP Paribas
issued 03/27/19 at 2.92%	970,000	970,000
due 05/01/19
issued 02/01/19 at 2.92%	928,000	928,000
due 05/01/19

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face
	Amount~	Value
REPURCHASE AGREEMENTS††,6 - 3.0% (continued)
RBC Capital Markets
2.68% (1 Month USD LIBOR + 0.20%)	1,500,000	$1,500,000
due 06/14/19[3]
Barclays Capital, Inc.
2.74% (1 Month USD LIBOR + 0.25%)	650,000	650,000
due 05/07/19[3]
Deutsche Bank
issued 03/04/19 at 3.10%	561,000	$561,000
due 04/30/19
Total Repurchase Agreements
(Cost $4,609,000)		4,609,000
Total Investments - 99.7%
(Cost $151,134,520)		$150,863,951
Other Assets & Liabilities, net - 0.3%		553,258
Total Net Assets - 100.0%		$151,417,209

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$26,230,000	$(508,653)	$(291,872)	$(216,781)

OTC Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley	OTC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$1,560,000	$(22,216)	$ (337)	$(21,879)
Goldman Sachs	OTC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	3,540,000	(50,410)	(5,943)	(44,467)
							$(72,626)	$(6,280)	$(66,346)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$ 289,000	$ (534)	$ 220	$ (755)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	492,000	(949)	219	(1,168)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	714,000	(1,114)	244	(1,358)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	300,000	(22,111)	485	(22,596)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	950,000	(50,963)	324	(51,286)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	1,550,000	(59,645)	(8,367)	(51,278)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	4,950,000	(99,938)	1,270	(101,208)
								$(235,254)	$(5,605)	$(229,649)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	11,745,000	BRL	04/01/19	$3,044,129	$3,002,608	$ 41,521
Goldman Sachs International	1,746,000	EUR	05/17/19	2,005,215	1,966,551	38,664
Citibank N.A., New York	2,600,000	BRL	07/01/19	687,567	660,527	27,040
Goldman Sachs International	2,300,000	BRL	07/01/19	610,387	584,312	26,075
Bank of America, N.A.	36,750,000	CZK	04/11/19	1,619,228	1,598,219	21,009
Goldman Sachs International	1,401,000	EUR	05/10/19	1,594,358	1,576,986	17,372
JPMorgan Chase Bank, N.A.	778,000	EUR	05/10/19	891,383	875,728	15,655
Bank of America, N.A.	700,000	EUR	04/05/19	799,891	785,570	14,321
Bank of America, N.A.	76,000,000	JPY	01/21/20	714,386	702,003	12,383
Goldman Sachs International	1,056,000	CAD	05/01/19	801,993	791,046	10,947
JPMorgan Chase Bank, N.A.	685,000	CAD	05/02/19	522,693	513,144	9,549
JPMorgan Chase Bank, N.A.	3,500,000	BRL	10/01/19	890,925	881,964	8,961
Bank of America, N.A.	520,000	EUR	05/10/19	593,814	585,320	8,494
Goldman Sachs International	620,000	CAD	05/16/19	472,048	464,618	7,430
Goldman Sachs International	658,000	CAD	05/08/19	499,938	492,994	6,944
Citibank N.A., New York	523,000	EUR	05/17/19	595,476	589,065	6,411
Barclays Bank plc	1,970,000	DKK	06/03/19	303,270	297,739	5,531
Bank of America, N.A.	288,000	CAD	05/01/19	220,397	215,740	4,657
JPMorgan Chase Bank, N.A.	660,000	CAD	04/18/19	498,793	494,238	4,555
Barclays Bank plc	662,000	CAD	04/24/19	500,324	495,812	4,512
Morgan Stanley Capital Services LLC	199,200,000	JPY	05/28/19	1,809,856	1,805,618	4,238
Goldman Sachs International	262,000	CAD	05/03/19	199,821	196,273	3,548
JPMorgan Chase Bank, N.A.	255,000	CAD	05/03/19	194,410	191,029	3,381
Bank of America, N.A.	525,000	CAD	05/15/19	396,738	393,416	3,322
Bank of America, N.A.	625,000	CAD	04/17/19	471,025	468,016	3,009
JPMorgan Chase Bank, N.A.	400,000	CAD	05/09/19	302,591	299,700	2,891
Barclays Bank plc	300,000	CAD	04/18/19	226,917	224,654	2,263
JPMorgan Chase Bank, N.A.	260,000	CAD	05/14/19	196,822	194,830	1,992
Barclays Bank plc	250,000	CAD	04/17/19	189,150	187,206	1,944
Goldman Sachs International	80,000	GBP	04/01/19	106,135	104,195	1,940
Barclays Bank plc	263,000	CAD	05/09/19	198,644	197,053	1,591
JPMorgan Chase Bank, N.A.	130,000	CAD	05/16/19	98,998	97,420	1,578
Bank of America, N.A.	260,000	CAD	05/09/19	196,352	194,805	1,547
Morgan Stanley Capital Services LLC	130,000	CAD	05/14/19	98,924	97,415	1,509
JPMorgan Chase Bank, N.A.	250,000	CAD	04/17/19	188,706	187,207	1,499
Morgan Stanley Capital Services LLC	80,000	GBP	04/01/19	105,534	104,195	1,339
Goldman Sachs International	805,000	CAD	04/24/19	604,081	602,914	1,167
JPMorgan Chase Bank, N.A.	130,000	CAD	05/08/19	98,235	97,400	835
Goldman Sachs International	22,100,000	JPY	05/28/19	201,145	200,322	823
JPMorgan Chase Bank, N.A.	400,000	CAD	04/25/19	300,346	299,592	754
JPMorgan Chase Bank, N.A.	75,000	GBP	04/08/19	98,425	97,713	712
JPMorgan Chase Bank, N.A.	400,000	CAD	04/24/19	300,210	299,584	626
Goldman Sachs International	400,000	BRL	04/01/19	101,623	102,260	(637)
Bank of America, N.A.	535,000	GBP	04/23/19	696,816	697,546	(730)
Goldman Sachs International	75,000	GBP	04/23/19	$96,965	$97,787	(822)
Goldman Sachs International	33,000,000	JPY	06/03/19	297,805	299,253	(1,448)
Goldman Sachs International	34,000,000	JPY	05/20/19	306,383	308,019	(1,636)
JPMorgan Chase Bank, N.A.	15,600,000	MXN	04/11/19	800,410	802,650	(2,240)
Goldman Sachs International	56,000,000	JPY	06/24/19	505,939	508,667	(2,728)
JPMorgan Chase Bank, N.A.	145,000,000	JPY	05/10/19	1,308,575	1,312,710	(4,135)
Goldman Sachs International	77,000,000	JPY	04/22/19	691,725	696,082	(4,357)
JPMorgan Chase Bank, N.A.	2,070,000	MXN	05/23/19	100,944	105,776	(4,832)
Morgan Stanley Capital Services LLC	200,000,000	JPY	05/13/19	1,804,704	1,811,008	(6,304)
Goldman Sachs International	2,835,000	ILS	01/31/20	781,874	799,689	(17,815)
Goldman Sachs International	16,666,750	ILS	05/31/19	4,526,534	4,613,994	(87,460)
						$199,395

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Barclays Bank plc	2,070,000	MXN	05/23/19	$105,904	$105,776	$(128)
Goldman Sachs International	60,000	CAD	05/16/19	45,624	44,963	(661)
Barclays Bank plc	15,600,000	MXN	04/11/19	804,829	802,651	(2,178)
JPMorgan Chase Bank, N.A.	2,000,000	BRL	04/01/19	523,560	511,300	(12,260)
Goldman Sachs International	2,000,000	BRL	04/01/19	527,510	511,300	(16,210)
Citibank N.A., New York	8,145,000	BRL	04/01/19	2,149,987	2,082,268	(67,719)
						$(99,156)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7-day yield as of March 31, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $68,727,289 (cost $68,973,100), or 45.4% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Zero coupon rate security.
5	Security is a step up bond with a 4.00% coupon rate until July 25, 2021. Future rates range from 7.00% to 8.00% with future step up dates ranging from July 26, 2021 to July 26, 2022.
6	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
7	Face amount of security is adjusted for inflation.
8	Rate indicated is the effective yield at the time of purchase.

BofA	Bank Of America
BRL	Brazilian Real
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$962,538	$—	$—	$962,538
Asset-Backed Securities	—	43,563,034	—	43,563,034
Foreign Government Debt	—	31,896,242	—	31,896,242
Collateralized Mortgage Obligations	—	27,558,948	—	27,558,948
Corporate Bonds	—	26,314,331	850,000	27,164,331
U.S. Government Securities	—	4,565,163	—	4,565,163
Senior Floating Rate Interests	—	1,767,862	—	1,767,862
Commercial Paper	—	8,776,833	—	8,776,833
Repurchase Agreements	—	4,609,000	—	4,609,000
Forward Foreign Currency Exchange Contracts**	—	334,539	—	334,539
Total Assets	$962,538	$149,385,952	$850,000	$151,198,490

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$283,127	$—	$283,127
Interest Rate Swap Agreements**	—	229,649	—	229,649
Forward Foreign Currency Exchange Contracts**	—	234,300	—	234,300
Total Liabilities	$—	$747,076	$—	$747,076
** This derivative is reported as unrealized appreciation/depreciation at period end.

Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price

At March 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Adjustable Rate Mortgages Trust
2.92%			2.69%
05/01/19	$1,898,000	$1,907,440	05/25/47	$4,762,300	$5,020,417

			Fannie Mae Connecticut Avenue Securities
			6.94%
			01/25/29	1,064,000	1,164,548
				$5,826,300	$6,184,965

RBC Capital Markets			Endo Dac / Endo Finance LLC / Endo Finco Inc.
2.68% (1 Month USD LIBOR + 0.20%)			6.00%
06/14/19*	1,500,000	1,500,000	02/01/25	$1,870,000	$1,352,571

			TransDigm Inc.
			6.50%
			05/15/25	205,000	208,096
				$2,075,000	$1,560,667

Barclays			Sprint Capital Corp.
2.74% (1 Month USD LIBOR + 0.25%)			8.75%
04/29/19*	650,000	650,000	03/15/32	$1,047,000	$1,104,690

			Goldman Sachs Group Inc.
			5.00%
			Perpetual Maturity	175,000	161,665
				$1,222,000	$1,266,355

Deutsche Bank			DBWF Mortgage Trust
3.10%			5.50%
04/30/19	561,000	563,754	11/19/35	$ 800,000	$ 802,880

*
Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund II

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2019

ASSETS:
Investments, at value (cost $425,183,121)	$424,691,173
Repurchase agreements, at value (cost $13,341,200)	13,341,200
Cash	53,320
Segregated cash with broker	2,763,962
Unrealized appreciation on forward foreign currency exchange contracts	855,124
Prepaid expenses	9,880
Receivables:
Interest	1,679,822
Fund shares sold	300,000
Foreign tax reclaims	9,863
Other assets	2,370
Total assets	443,706,714
LIABILITIES:
Unamortized upfront premiums received on credit default swap agreements	887,831
Unrealized depreciation on forward foreign currency exchange contracts	667,551
Unrealized depreciation on OTC credit default swap agreements	197,858
Unamortized upfront premiums received on interest rate swap agreements	10,670
Payable for:
Fund shares redeemed	1,200,000
Variation margin on interest rate swap agreements	222,603
Distributions to shareholders	220,213
Variation margin on credit default swap agreements	134,994
Fund accounting/administration fees	5,781
Swap settlement	5,386
Miscellaneous	66,342
Total liabilities	3,619,229
NET ASSETS	$440,087,485
NET ASSETS CONSIST OF:
Paid in capital	$442,492,637
Total distributable earnings (loss)	(2,405,152)
Net assets	$440,087,485
Capital shares outstanding	17,736,001
Net asset value per share	$24.81

Guggenheim Strategy Fund III

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2019

ASSETS:
Investments, at value (cost $364,322,213)	$363,706,383
Repurchase agreements, at value (cost $11,481,200)	11,481,200
Cash	351,607
Segregated cash with broker	2,242,445
Unrealized appreciation on forward foreign currency exchange contracts	761,385
Prepaid expenses	8,474
Receivables:
Interest	1,511,426
Foreign tax reclaims	9,310
Other assets	2,198
Total assets	380,074,428
LIABILITIES:
Unamortized upfront premiums received on credit default swap agreements	785,007
Unrealized depreciation on forward foreign currency exchange contracts	623,217
Unrealized depreciation on OTC credit default swap agreements	174,976
Payable for:
Securities purchased	1,021,842
Variation margin on interest rate swap agreements	246,413
Variation on credit default swap agreements	119,372
Distributions to shareholders	53,056
Unamortized upfront premiums received on interest rate swap agreements	10,116
Fund accounting/administration fees	5,447
Swap settlement	4,751
Trustees' fees*	2,920
Transfer agent and administrative fees	1,204
Miscellaneous	69,703
Total liabilities	3,118,024
NET ASSETS	$376,956,404
NET ASSETS CONSIST OF:
Paid in capital	$380,035,055
Total distributable earnings (loss)	(3,078,651)
Net assets	$376,956,404
Capital shares outstanding	15,206,500
Net asset value per share	$24.79

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2019

ASSETS:
Investments, at value (cost $146,525,520)	$146,254,951
Repurchase agreements, at value (cost $4,609,000)	4,609,000
Cash	11,624
Segregated cash with broker	699,706
Unrealized appreciation on forward foreign currency exchange contracts	334,539
Prepaid expenses	3,390
Receivables:
Interest	625,245
Foreign tax reclaims	22,125
Other assets	1,553
Total assets	152,562,133
LIABILITIES:
Unamortized upfront premiums received on credit default swap agreements	298,152
Unrealized depreciation on forward foreign currency exchange contracts	234,300
Unrealized depreciation on OTC credit default swap agreements	66,346
Unamortized upfront premiums received on interest rate swap agreements	5,605
Payable for:
Securities purchased	388,787
Variation margin on interest rate swap agreements	54,392
Variation margin on credit default swap agreements	45,378
Swap settlement	1,700
Fund accounting/administration fees	5,842
Miscellaneous	44,422
Total liabilities	1,144,924

NET ASSETS	$151,417,209
NET ASSETS CONSIST OF:
Paid in capital	$152,950,313
Total distributable earnings (loss)	(1,533,104)
Net assets	$151,417,209
Capital shares outstanding	6,118,869
Net asset value per share	$24.75

Guggenheim Strategy Fund II

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

INVESTMENT INCOME:
Interest	$7,087,791
Total investment income	7,087,791

EXPENSES:
Fund accounting/administration fees	49,863
Professional fees	19,886
Legal fees	16,515
Trustees' fees*	13,004
Custodian fees	8,792
Transfer agent and administrative fees	5,984
Miscellaneous	14,392
Total expenses	128,436
Net investment income	6,959,355

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,085,191)
Swap agreements	(184,869)
Foreign currency transactions	918,704
Forward foreign currency exchange contracts	601,443
Net realized gain	250,087

Net change in unrealized appreciation (depreciation) on:
Investments	(507,889)
Swap agreements	(1,945,441)
Forward foreign currency exchange contracts	(772,764)
Net change in unrealized appreciation (depreciation)	(3,226,094)
Net realized and unrealized loss	(2,976,007)
Net increase in net assets resulting from operations	$3,983,348

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

INVESTMENT INCOME:
Interest	$6,204,213
Total investment income	6,204,213

EXPENSES:
Fund accounting/administration fees	49,863
Legal fees	22,596
Professional fees	20,140
Trustees' fees*	16,222
Custodian fees	7,670
Transfer agent and administrative fees	5,984
Miscellaneous	17,536
Total expenses	140,011
Net investment income	6,064,202

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,527,094)
Swap agreements	(104,732)
Foreign currency transactions	785,114
Forward foreign currency exchange contracts	297,587
Net realized loss	(549,125)

Net change in unrealized appreciation (depreciation) on:
Investments	(173,444)
Swap agreements	(1,971,095)
Forward foreign currency exchange contracts	(464,563)
Net change in unrealized appreciation (depreciation)	(2,609,102)
Net realized and unrealized loss	(3,158,227)
Net increase in net assets resulting from operations	$2,905,975

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

INVESTMENT INCOME:
Interest	$2,466,735
Total investment income	2,466,735

EXPENSES:
Fund accounting/administration fees	39,148
Professional fees	20,032
Trustees' fees*	9,876
Legal fees	7,964
Transfer agent and administrative fees	5,984
Custodian fees	5,247
Miscellaneous	13,974
Total expenses	102,225
Net investment income	2,364,510

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(295,298)
Swap agreements	(115,652)
Foreign currency transactions	81,132
Forward foreign currency exchange contracts	38,597
Net realized loss	(291,221)

Net change in unrealized appreciation (depreciation) on:
Investments	(216,224)
Swap agreements	(562,721)
Foreign currency translations	(1,040)
Forward foreign currency exchange contracts	(153,254)
Net change in unrealized appreciation (depreciation)	(933,239)
Net realized and unrealized loss	(1,224,460)
Net increase in net assets resulting from operations	$1,140,050

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,959,355	$13,226,124
Net realized gain on investments	250,087	196,876
Net change in unrealized appreciation (depreciation) on investments	(3,226,094)	(426,426)
Net increase in net assets resulting from operations	3,983,348	12,996,574

Distributions to shareholders	(7,147,750)	(14,497,041)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	92,194,686	172,013,922
Distributions reinvested	5,645,502	11,776,617
Cost of shares redeemed	(151,697,006)	(179,012,405)
Net increase (decrease) from capital share transactions	(53,856,818)	4,778,134
Net increase (decrease) in net assets	(57,021,220)	3,277,667

NET ASSETS:
Beginning of period	497,108,705	493,831,038
End of period	$440,087,485	$497,108,705

CAPITAL SHARE ACTIVITY:
Shares sold	3,701,877	6,874,818
Shares issued from reinvestment of distributions	227,002	470,896
Shares redeemed	(6,090,715)	(7,154,335)
Net increase (decrease) in shares	(2,161,836)	191,379

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,064,202	$10,730,382
Net realized gain (loss) on investments	(549,125)	372,165
Net change in unrealized appreciation (depreciation) on investments	(2,609,102)	(662,123)
Net increase in net assets resulting from operations	2,905,975	10,440,424

Distributions to shareholders	(6,346,619)	(11,188,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,000,000	133,901,954
Distributions reinvested	5,984,786	10,546,710
Cost of shares redeemed	(53,970,290)	(34,465,130)
Net increase (decrease) from capital share transactions	(45,985,504)	109,983,534
Net increase (decrease) in net assets	(49,426,148)	109,235,856

NET ASSETS:
Beginning of period	426,382,552	317,146,696
End of period	$376,956,404	$426,382,552

CAPITAL SHARE ACTIVITY:
Shares sold	80,234	5,346,969
Shares issued from reinvestment of distributions	240,713	421,593
Shares redeemed	(2,170,859)	(1,376,410)
Net increase (decrease) in shares	(1,849,912)	4,392,152

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,364,510	$4,540,971
Net realized gain (loss) on investments	(291,221)	142,632
Net change in unrealized appreciation (depreciation) on investments	(933,239)	(351,978)
Net increase in net assets resulting from operations	1,140,050	4,331,625

Distributions to shareholders	(3,225,681)	(4,526,891)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	27,597,892
Distributions reinvested	3,244,591	4,498,788
Cost of shares redeemed	(20,299,948)	(7,499,970)
Net increase (decrease) from capital share transactions	(17,055,357)	24,596,710
Net increase (decrease) in net assets	(19,140,988)	24,401,444

NET ASSETS:
Beginning of period	170,558,197	146,156,753
End of period	$151,417,209	$170,558,197

CAPITAL SHARE ACTIVITY:
Shares sold	–	1,098,973
Shares issued from reinvestment of distributions	130,579	179,260
Shares redeemed	(813,448)	(298,805)
Net increase (decrease) in shares	(682,869)	979,428

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.98	$25.06	$24.94	$24.85	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.38	.66	.56	.50	.37	.16
Net gain (loss) on investments (realized and unrealized)	(.16)	(.02)	.14	.09	(.05)	(.06)
Total from investment operations	.22	.64	.70	.59	.32	.10
Less distributions from:
Net investment income	(.38)	(.71)	(.58)	(.50)	(.37)	(.17)
Net realized gains	(.01)	(.01)	—	—	—	(.03)
Total distributions	(.39)	(.72)	(.58)	(.50)	(.37)	(.20)
Net asset value, end of period	$24.81	$24.98	$25.06	$24.94	$24.85	$24.90

Total Return[d]	0.90%	2.60%	2.82%	2.40%	1.31%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$440,087	$497,109	$493,831	$359,632	$354,071	$220,517
Ratios to average net assets:
Net investment income (loss)	3.09%	2.64%	2.25%	2.01%	1.50%	1.19%
Total expenses[e]	0.06%	0.06%	0.09%	0.09%	0.07%	0.14%
Net expenses[e,f]	0.06%	0.06%	0.09%	0.09%	0.07%	0.12%
Portfolio turnover rate	11%	57%	80%	53%	55%	24%

a	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Total return does not reflect the impact of any applicable sales charges.
e	Does not include expenses of the underlying funds in which the Fund invests.
f	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.00	$25.04	$24.98	$24.88	$24.91	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.38	.66	.69	.62	.49	.22
Net gain (loss) on investments (realized and unrealized)	(.19)	(.01)	.07	.10	(.03)	(.08)
Total from investment operations	.19	.65	.76	.72	.46	.14
Less distributions from:
Net investment income	(.40)	(.68)	(.70)	(.62)	(.49)	(.23)
Net realized gains	(.00)[d]	(.01)	—	—	—	(.00)[d]
Total distributions	(.40)	(.69)	(.70)	(.62)	(.49)	(.23)
Net asset value, end of period	$24.79	$25.00	$25.04	$24.98	$24.88	$24.91

Total Return[e]	0.75%	2.61%	3.10%	2.94%	1.86%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$376,956	$426,383	$317,147	$216,737	$157,688	$124,024
Ratios to average net assets:
Net investment income (loss)	3.07%	2.66%	2.75%	2.51%	1.97%	1.15%
Total expenses[f]	0.07%	0.07%	0.12%	0.12%	0.11%	0.24%
Net expenses[f,g]	0.07%	0.07%	0.12%	0.12%	0.11%	0.21%
Portfolio turnover rate	12%	55%	78%	37%	33%	25%

a	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Amount is less than $0.01.
e	Total return does not reflect the impact of any applicable sales charges.
f	Does not include expenses of the underlying funds in which the Fund invests.
g	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.08	$25.10	$25.01	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.37	.69	.70	.60	.49	.21
Net gain (loss) on investments (realized and unrealized)	(.19)	(.03)	.09	.13	(.02)	(.09)
Total from investment operations	.18	.66	.79	.73	.47	.12
Less distributions from:
Net investment income	(.50)	(.68)	(.70)	(.60)	(.49)	(.21)
Net realized gains	(.01)	—	—	—	—	—
Return of capital	—	—	—	—	—	(.01)
Total distributions	(.51)	(.68)	(.70)	(.60)	(.49)	(.22)
Net asset value, end of period	$24.75	$25.08	$25.10	$25.01	$24.88	$24.90

Total Return[d]	0.73%	2.66%	3.20%	2.98%	1.89%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151,417	$170,558	$146,157	$132,278	$127,806	$125,138
Ratios to average net assets:
Net investment income (loss)	3.02%	2.74%	2.80%	2.42%	1.96%	1.53%
Total expenses[e]	0.13%	0.12%	0.15%	0.15%	0.12%	0.19%
Net expenses[e,f]	0.14%	0.12%	0.15%	0.15%	0.12%	0.16%
Portfolio turnover rate	11%	64%	76%	31%	41%	27%

a	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Total return does not reflect the impact of any applicable sales charges.
e	Does not include expenses of the underlying funds in which the fund invests.
f	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 31, 2019, the Trust consisted of three Funds.

This report covers the Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and, Guggenheim Variable Insurance Strategy Fund III (the “Funds”), each a diversified investment company.

Guggenheim Partners Investment Management, LLC is the adviser, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes.
If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

The values of OTC swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying security.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Loans
Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds' Schedules of Investments. The interest rate indicated is the rate in effect at March 31, 2019.

(d) Interests in When-Issued Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made

NOTES TO FINANCIAL STATEMENTS (Unaudited)

as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(h) Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange appreciation or depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Security Transactions and paydowns
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and unsubordinated loans. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(j) Distributions
Dividends from net investment income are declared daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income are paid monthly and distributions of net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(k) Expenses
Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(l) Earnings Credits
Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2019, there were no earnings credits received.

(m) Cash
The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 2.43% at March 31, 2019.

(n) Indemnifications
Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing over-the-counter ("OTC") swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following table represents the Funds' use and volume of interest rate swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Hedge	$–	$34,461,500
Guggenheim Strategy Fund III	Hedge	–	37,515,000
Guggenheim Variable Insurance Strategy Fund III	Hedge	–	4,622,500

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Guggenheim Strategy Fund II	Hedge	$–	$93,230,000
Guggenheim Strategy Fund III	Hedge	–	82,440,000
Guggenheim Variable Insurance Strategy Fund III	Hedge	–	31,330,000

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use, and volume of forward foreign currency exchange contracts on a quarterly basis:

NOTES TO FINANCIAL STATEMENTS (Unaudited)

		Average Value
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund II	Hedge	$7,070,496	$97,852,180
Guggenheim Strategy Fund III	Hedge	6,315,638	87,978,141
Guggenheim Variable Insurance Strategy Fund III	Hedge	4,767,031	37,643,737

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2019:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Interest Rate contracts	Unamortized upfront premiums paid on interest rate swap agreements	Variation margin on interest rate swap agreements
Unamortized upfront premiums received on interest rate swap agreements
Credit contracts		Unrealized depreciation on OTC credit default swap agreements
Variation margin on credit default swap agreements
Unamortized upfront premiums received on credit default swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2019:

Asset Derivative Investments Value

Fund	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2019
Guggenheim Strategy Fund II	$–	$–	$855,124	$855,124
Guggenheim Strategy Fund III	–	–	761,385	761,385
Guggenheim Variable Insurance Strategy Fund III	–	–	334,539	334,539

Liability Derivative Investments Value

Fund	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2019
Guggenheim Strategy Fund II	$894,565	$841,783	$667,551	$2,403,899
Guggenheim Strategy Fund III	1,030,771	744,434	623,217	2,398,422
Guggenheim Variable Insurance Strategy Fund III	229,649	283,127	234,300	747,076

* Includes cumulative appreciation (depreciation) of OTC and centrally-cleared swap agreements as reported on the Schedules of Investments. For centrally-cleared swaps, variation margin is reported within the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 31, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Interest Rate/Credit contracts	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2019:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

Fund	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$71,630	$(256,499)	$601,443	$416,574
Guggenheim Strategy Fund III	120,127	(224,859)	297,587	192,855
Guggenheim Variable Insurance Strategy Fund III	(27,730)	(87,922)	38,597	(77,055)

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statements of Operations

Fund	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$(1,103,658)	$(841,783)	(772,764)	$(2,718,205)
Guggenheim Strategy Fund III	(1,226,661)	(744,434)	(464,563)	(2,435,658)
Guggenheim Variable Insurance Strategy Fund III	(279,594)	(283,127)	(153,254)	(715,975)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or

NOTES TO FINANCIAL STATEMENTS (Unaudited)

the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Guggenheim Strategy Fund II	Forward foreign currency exchange contracts	$855,124	$—	$855,124	$(763,819)	$—	$91,305
Guggenheim Strategy Fund III	Forward foreign currency exchange contracts	761,385	—	761,385	(568,629)	—	192,756
Guggenheim Variable Insurance Strategy Fund III	Forward foreign currency exchange contracts	334,539	—	334,539	(216,217)	—	118,322

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Guggenheim Strategy Fund II	Credit default swap agreements	$197,858	$—	$197,858	$(172,175)	$—	$25,683
	Forward foreign currency exchange contracts	667,551	—	667,551	(473,462)	(194,089)	—
Guggenheim Strategy Fund III	Credit default swap agreements	174,976	—	174,976	(156,927)	—	18,049
	Forward foreign currency exchange contracts	623,217	—	623,217	(411,702)	(120,000)	91,515
Guggenheim Variable Insurance Strategy Fund III	Credit default swap agreements	66,346	—	66,346	(45,249)	—	21,097
	Forward foreign currency exchange contracts	234,300	—	234,300	(170,968)	—	63,332

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2019.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	Bank of America Merrill Lynch	Credit default swap agreements	$ 911,496	$ –
	Bank of America Merrill Lynch	Interest rate swap agreements	1,300,048	–
	Citigroup	Forward foreign currency exchange contracts	252,418	–
	Goldman Sachs Group	Forward foreign currency exchange contracts, credit default swap agreements	290,000	–
	JPMorgan Chase & Co.	Forward foreign currency exchange contracts	10,000	–
Guggenheim Strategy Fund II Total			2,763,962	–
Guggenheim Strategy Fund III	Bank of America Merrill Lynch	Credit default swap agreements	805,963	–
	Bank of America Merrill Lynch	Interest rate swap agreements	1,281,482	–
	Goldman Sachs	Forward foreign currency exchange contracts, credit default swap agreements	120,000	–
	JPMorgan Chase & Co.	Forward foreign currency exchange contracts	35,000	–
Guggenheim Strategy Fund III Total			2,242,445	–
Guggenheim Variable Insurance Strategy Fund III	Bank of America Merrill Lynch	Credit default swap agreements	306,078	–
	Bank of America Merrill Lynch	Interest rate swap agreements	393,628	–
Guggenheim Variable Insurance Strategy Fund III Total			699,706	–

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 5 – Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2019, the Funds did not waive fees or reimburse other expenses.

Certain officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds' administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds' securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds' average daily net assets and out of pocket expenses.  For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2019, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Guggenheim Strategy Fund II	$438,524,321	$1,414,910	$(3,455,633)	$(2,040,723)
Guggenheim Strategy Fund III	375,803,413	1,241,330	(3,494,197)	(2,252,867)
Guggenheim Variable Insurance Strategy Fund III	151,134,520	492,041	(1,175,147)	(683,106)

Note 7 – Securities Transactions
For the period ended March 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:
Fund	Purchases	Sales
Guggenheim Strategy Fund II	$37,594,452	$211,059,588
Guggenheim Strategy Fund III	34,987,536	187,813,082
Guggenheim Variable Insurance Strategy Fund III	12,895,627	74,361,987

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2019, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Guggenheim Strategy Fund II	$—	$607,500	$(1,646)
Guggenheim Strategy Fund III	—	556875	(1729)
Guggenheim Variable Insurance Strategy Fund III	—	253,125	(786)

Note 8 – Line of Credit
The Trust, along with other affiliated trusts, secured a 364-day committed, $1,065,000,000 line of credit from Citibank, N.A. which was in place through October 5, 2018, at which time the line of credit was renewed with an increased commitment amount of $1,205,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2018. The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees.”

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 9 – Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “2017 ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The 2017 ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The 2017 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 10 - Recent Regulatory Reporting Updates
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of March 31, 2019, the Funds have fully adopted the provisions of the ASU, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

Note 11 – Subsequent Events
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds' financial statements.

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	49	Current: Trustee, Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	48	Former: Zincore Metals, Inc. (2009-January 2019).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	49
Current: PPM Funds (2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration
Investment Grade Municipal
Fund (2003-2016).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014
Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				48
Current: Western
Asset Inflation-Linked
Opportunities & Income
Fund (2004-present);
Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration
Investment Grade Municipal
Fund (2003-2016).

INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017-2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	48	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of her position with the Funds' Investment Manager and/or the parent of the Investment Manager.

OFFICERS

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years

Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018
Current: President and Chief Executive Officer, certain other funds in the Fund
Complex (2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017
Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014
Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017
Current: Vice President, Guggenheim Investments (2017-present); Assistant
Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

•	We use your information in connection with servicing your accounts.

•	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

•	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

•	We use information for security purposes. We may use your information to protect our company and our customers.

•
We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

•	We use information as otherwise permitted by law, as we may notify you.

•
Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

Item 2.  Code of Ethics.
Not required at this time.

Item 3.  Audit Committee Financial Expert.
Not required at this time.

Item 4.  Principal Accountant Fees and Services.
Not required at this time.

Item 5.  Audit Committee of Listed Registrants.
Not Applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s  period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.  Exhibits.
(a)(1) Not Applicable.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:                     /s/ Brian E. Binder
Name: Brian E. Binder
Title:   President and Chief Executive Officer
 Date: May 29, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:                   /s/ Brian E. Binder
Name:              Brian E. Binder
Title: President and Chief Executive Officer
Date: May 29, 2019
By:                   /s/ John L. Sullivan
Name:              John L. Sullivan
Title: Chief Financial Officer, Chief Accounting Officer and Treasurer
Date: May 29, 2019